Putnam Income Fund
The fund's portfolio
1/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (71.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.5%)
Government National Mortgage Association (1 YR WSJ LIBOR + 1.49%), 3.469%, 12/20/68	$1,327,236	$1,370,620
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 10/15/31	93,486	105,070
6.00%, with due dates from 12/20/48 to 4/20/49	459,515	500,174
5.50%, with due dates from 1/20/49 to 11/20/49	2,447,599	2,697,643
5.00%, with due dates from 6/15/40 to 3/20/50	7,505,547	8,213,845
4.70%, with due dates from 6/20/65 to 8/20/67	785,520	834,736
4.662%, 5/20/65	199,119	208,969
4.66%, 9/20/65	233,996	244,668
4.658%, 6/20/65	17,563	18,197
4.649%, 6/20/67	549,317	586,715
4.566%, 5/20/65	46,491	48,651
4.50%, with due dates from 8/20/65 to 3/20/67	878,484	937,542
4.50%, TBA, 2/1/52	8,000,000	8,421,767
4.50%, with due dates from 5/20/44 to 1/20/50	3,971,613	4,334,884
4.492%, 5/20/65	801,884	838,352
4.478%, 6/20/65	35,586	37,350
4.43%, 5/20/65	46,364	48,179
4.423%, 6/20/65	27,943	29,222
4.329%, 5/20/67	361,707	390,556
4.00%, with due dates from 2/20/48 to 3/20/50	4,586,622	4,890,553
3.50%, TBA, 2/1/52	44,000,000	45,570,175
3.50%, with due dates from 11/15/42 to 3/20/50	20,168,103	21,325,091
3.00%, TBA, 2/1/52	3,000,000	3,070,838
3.00%, with due dates from 3/20/43 to 2/20/50	2,911,021	3,046,635

		107,770,432
U.S. Government Agency Mortgage Obligations (68.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 3/1/41 to 6/1/49	217,307	240,147
4.50%, with due dates from 7/1/44 to 11/1/49	716,851	785,707
4.00%, with due dates from 12/1/44 to 7/1/49	3,561,871	3,837,267
3.50%, with due dates from 4/1/42 to 11/1/47	3,439,809	3,627,615
3.00%, 10/1/46	1,579,265	1,638,284
2.50%, with due dates from 4/1/43 to 2/1/51	500,193	501,696
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	1,710,082	1,966,390
5.50%, with due dates from 1/1/33 to 2/1/35	273,440	305,121
5.00%, with due dates from 3/1/40 to 8/1/49	2,919,832	3,218,294
4.50%, with due dates from 7/1/44 to 11/1/49	3,350,294	3,653,334
4.00%, 1/1/57	4,280,093	4,682,059
4.00%, with due dates from 8/1/44 to 11/1/49	4,559,183	4,914,953
3.50%, with due dates from 5/1/56 to 9/1/57	10,623,019	11,252,038
3.50%, with due dates from 5/1/42 to 2/1/47	8,132,888	8,647,431
3.50%, 6/1/31	330,957	345,688
3.00%, with due dates from 9/1/42 to 3/1/47	11,078,502	11,572,615
2.50%, with due dates from 12/1/47 to 5/1/51	4,584,345	4,595,808
Uniform Mortgage-Backed Securities
6.00%, TBA, 2/1/52	1,000,000	1,079,095
4.50%, TBA, 2/1/52	23,000,000	24,557,886
4.00%, TBA, 2/1/52	135,000,000	142,658,348
3.50%, TBA, 3/1/52	149,000,000	154,855,193
3.50%, TBA, 2/1/52	283,000,000	295,005,313
3.00%, TBA, 3/1/52	420,000,000	428,071,980
3.00%, TBA, 2/1/52	827,000,000	845,090,790
2.50%, TBA, 2/1/52	1,000,000	998,359
2.00%, TBA, 2/1/52	155,000,000	151,092,341

		2,109,193,752

Total U.S. government and agency mortgage obligations (cost $2,223,528,888)		$2,216,964,184

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 7/15/31(i)	$120,220	$135,968

Total U.S. treasury obligations (cost $135,968)		$135,968

MORTGAGE-BACKED SECURITIES (39.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (15.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.365%, 4/15/37	$328,211	$584,215
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.03%, 5/15/35	47,830	75,629
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.541%, 3/15/35	244,741	326,607
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.674%, 6/15/34	85,856	100,452
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.094%, 12/15/47	14,693,758	2,613,707
REMICs IFB Ser. 4461, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.094%, 4/15/45	12,921,344	2,407,186
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 8/15/56	17,697,984	3,539,597
REMICs IFB Ser. 4596, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 6/15/46	13,880,169	2,001,798
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 7/15/42	7,175,051	1,101,218
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.944%, 6/15/42	12,243,974	1,201,856
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.942%, 9/25/49	8,883,115	1,088,431
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.894%, 5/15/41	436,183	447,672
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.492%, 2/25/49	38,044,839	5,385,627
REMICs Ser. 5170, Class IC, IO, 4.50%, 8/25/50	4,171,979	641,942
REMICs Ser. 4973, Class BI, IO, 4.50%, 5/25/50	53,003,899	9,422,503
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	36,772,162	5,878,802
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,358,450	139,241
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	738,774	107,743
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	508,029	33,987
REMICs Ser. 5184, Class IO, IO, 4.00%, 1/25/52	3,483,949	525,170
REMICs Ser. 5168, Class CI, IO, 4.00%, 11/25/51	4,211,294	649,697
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	53,739,570	8,554,265
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	45,827,877	7,339,976
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	97,002,005	15,047,251
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	4,965,038	663,342
REMICs Ser. 5140, Class BI, IO, 3.50%, 9/25/51	60,240,348	10,326,683
REMICs Ser. 5070, Class AI, IO, 3.50%, 2/25/51	58,809,816	10,058,872
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	68,880,843	11,588,554
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	3,672,787	471,659
REMICs Ser. 5007, Class IP, IO, 3.00%, 7/25/50	49,812,090	7,577,062
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	3,835,991	91,381
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	2,391,561	257,418
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	5,077,916	379,676
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	6,289,804	427,867
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	2,900,843	211,568
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,788,459	104,588
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	3,998,820	130,083
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,714,166	121,077
REMICs Ser. 4004, IO, 3.00%, 3/15/26	228,974	1,509
REMICs Ser. 5118, Class NI, IO, 2.00%, 2/25/51	71,406,517	9,186,971
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	5,302	4,851
REMICs Ser. 3391, PO, zero %, 4/15/37	50,883	46,939
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	9,021	8,119
REMICs Ser. 3210, PO, zero %, 5/15/36	4,731	4,636
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	10,373	9,128
Strips Ser. 315, PO, zero %, 9/15/43	7,011,881	6,133,091
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.254%, 7/25/36	153,483	299,355
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.172%, 3/25/36	152,856	228,232
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.79%, 12/25/35	211,807	317,711
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.685%, 5/25/40	225,650	284,319
REMICs IFB Ser. 15-66, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.142%, 9/25/45	18,859,667	2,946,339
REMICs IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.142%, 1/25/45	12,162,720	1,860,044
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.092%, 6/25/48	24,364,288	3,334,984
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.092%, 5/25/48	12,180,717	1,667,297
REMICs IFB Ser. 18-1, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.042%, 2/25/48	7,480,748	1,014,539
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.042%, 1/25/48	14,673,602	2,526,928
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.992%, 2/25/49	20,288,734	3,133,595
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.992%, 1/25/49	4,900,880	514,593
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.992%, 12/25/46	15,557,198	2,242,415
REMICs IFB Ser. 17-33, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.992%, 5/25/39	4,365,438	723,528
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.942%, 3/25/50	38,360,310	6,546,570
REMICs IFB Ser. 19-59, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.942%, 10/25/49	15,442,477	2,643,792
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.942%, 3/25/46	26,315,861	4,463,499
REMICs FRB Ser. 19-74, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.892%, 12/25/49	32,320,874	5,196,607
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.892%, 11/25/49	8,382,480	1,897,709
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.892%, 10/25/49	25,062,452	4,573,346
REMICs Ser. 20-45, Class GI, IO, 5.00%, 7/25/50	75,095,719	14,074,688
REMICs Ser. 20-93, Class WI, IO, 5.00%, 6/25/50	72,814,009	13,405,059
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	12,981,628	2,209,764
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	5,077,755	871,157
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	10,978,514	1,660,940
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	21,123,805	3,185,892
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	17,640,506	2,651,545
REMICs Ser. 21-77, Class I, IO, 4.00%, 11/25/51	112,917,982	16,827,591
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	55,164,273	9,493,771
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	539,086	9,422
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	4,792,180	757,304
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	927,910	18,722
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,246,427	44,620
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	36,035,202	5,721,641
REMICs Ser. 17-12, IO, 3.50%, 3/25/47	3,151,313	396,919
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	1,895,981	40,698
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,458,897	184,374
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	1,269,418	115,916
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	3,408,898	245,338
REMICs Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	26,791	20
REMICs Ser. 21-84, Class KI, IO, 3.00%, 12/25/51	4,298,746	637,547
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	56,271,592	8,708,536
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	64,873,387	11,028,475
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,626,468	204,275
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,711,167	351,104
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	2,959,530	203,651
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,552,953	54,114
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	2,537,805	86,189
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,655,306	40,687
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	414,354	5,483
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	604,282	11,544
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,534,164	74,210
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	30,301,193	5,281,498
REMICs FRB Ser. 01-50, Class B1, IO, 0.38%, 10/25/41(WAC)	178,643	893
Trust FRB Ser. 05-W4, Class 1A, IO, 0.064%, 8/25/45(WAC)	47,140	57
REMICs Ser. 03-34, PO, zero %, 4/25/43	77,292	68,017
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	56,558	52,033
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	4,468	4,066
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	5,355	5,034
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,892	4,549
Government National Mortgage Association
IFB Ser. 10-9, Class YD, IO, ((-1 x 1 Month US LIBOR) + 6.80%), 6.694%, 1/16/40	8,439,746	1,525,205
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 8/20/50	38,766,518	7,014,414
IFB Ser. 20-142, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 9/20/50	34,563,152	10,008,590
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.146%, 7/20/48	6,213,019	924,010
IFB Ser. 20-98, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 7/20/50	35,310,959	6,704,515
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 12/20/42	10,755,037	1,747,264
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.094%, 9/16/44	10,360,919	2,541,699
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 10/20/49	22,012,879	2,497,533
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 12/20/48	23,789,504	3,656,035
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 9/20/43	860,148	139,069
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	4,654,058	628,112
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 3/20/50	20,494,637	3,377,373
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 1/20/50	44,176,969	5,406,377
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 7/20/49	15,052,693	1,934,572
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 7/20/49	21,057,957	2,723,636
IFB Ser. 19-65, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 5/20/49	8,823,392	1,392,419
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 2/20/49	19,807,596	3,148,404
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 11/20/48	10,569,238	1,411,647
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 2/16/46	13,662,727	2,245,420
IFB Ser. 20-55, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 4/20/50	54,862,834	6,922,044
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 2/20/50	1,225,191	140,329
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 2/20/50	55,986,458	9,109,355
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 10/20/49	4,601,929	1,107,051
IFB Ser. 20-34, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 10/20/49	23,446,805	3,348,379
IFB Ser. 19-108, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 8/20/49	15,391,244	2,422,634
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 8/20/49	2,943,196	391,034
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 6/20/49	7,071,203	857,907
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 4/20/49	13,238,102	1,516,305
IFB Ser. 19-30, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 3/20/49	18,087,586	2,501,627
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 2/20/49	9,234,281	1,131,200
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.944%, 9/16/49	20,821,305	5,003,198
FRB Ser. 20-47, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.896%, 2/20/49	46,174,731	6,880,959
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.896%, 10/20/49	3,218,684	796,708
IFB Ser. 10-31, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.646%, 3/20/40	12,451,872	1,814,238
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	136,890	16,691
Ser. 15-69, IO, 5.00%, 5/20/45	6,659,745	1,252,632
Ser. 14-180, IO, 5.00%, 12/20/44	8,960,839	1,724,603
Ser. 14-76, IO, 5.00%, 5/20/44	2,381,673	448,941
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,110,863	218,729
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	9,270	658
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	738,072	137,964
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	6,618,795	1,251,350
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,109,919	586,997
Ser. 19-83, IO, 4.50%, 6/20/49	12,869,075	1,686,492
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	13,088,357	2,345,582
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	1,275,208	81,843
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	4,677,547	588,784
Ser. 12-129, IO, 4.50%, 11/16/42	2,587,057	473,458
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,054,110	180,151
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,088,916	190,778
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	2,217,638	106,025
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	23,818,397	3,422,666
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	6,430,968	998,279
Ser. 15-94, IO, 4.00%, 7/20/45	372,583	70,344
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	405,669	35,112
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	8,399,514	1,611,867
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	2,442,740	391,390
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	2,324,982	210,280
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	3,853,712	365,255
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	2,299,022	385,903
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	16,832,093	2,831,158
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	3,982,115	432,155
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	6,966,142	998,109
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	98,322,510	11,798,701
Ser. 19-151, Class NI, IO, 3.50%, 10/20/49	23,669,792	2,452,370
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	3,490,722	260,059
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	3,543,224	549,908
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	3,014,652	326,487
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	675,015	34,983
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	850,203	84,323
Ser. 12-145, IO, 3.50%, 12/20/42	2,669,496	410,190
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	598,240	62,253
Ser. 12-136, IO, 3.50%, 11/20/42	7,143,432	1,065,035
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	9,640,463	1,580,377
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	4,262,699	245,489
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	2,260,611	93,817
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,947,544	103,653
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,680,844	256,923
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	3,888,251	54,047
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	1,841,612	40,884
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	5,013,176	333,296
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	5,790,936	674,604
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	49,308,798	7,198,099
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	33,761	95
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	214,873	1,074
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	1,815,839	96,784
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	1,922,420	102,657
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	3,658,669	207,447
Ser. 21-107, Class QI, IO, 2.50%, 6/20/51	73,117,828	10,073,325
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	35,848,310	4,212,176
Ser. 18-H05, Class AI, IO, 2.381%, 2/20/68(WAC)	15,481,610	1,190,149
Ser. 18-H02, Class EI, IO, 2.355%, 1/20/68(WAC)	11,744,952	895,553
Ser. 16-H27, Class BI, IO, 2.331%, 12/20/66(WAC)	8,112,929	532,103
Ser. 17-H18, Class CI, IO, 2.302%, 9/20/67(WAC)	10,009,344	971,219
Ser. 17-H08, Class NI, IO, 2.243%, 3/20/67(WAC)	9,908,350	599,455
Ser. 17-H12, Class QI, IO, 2.241%, 5/20/67(WAC)	14,749,631	841,496
Ser. 18-H17, Class GI, IO, 2.216%, 10/20/68(WAC)	19,665,957	1,459,583
Ser. 16-H23, Class NI, IO, 2.116%, 10/20/66(WAC)	29,470,815	1,809,508
Ser. 19-H02, Class DI, IO, 2.109%, 11/20/68(WAC)	17,564,241	1,284,385
Ser. 16-H11, Class HI, IO, 2.098%, 1/20/66(WAC)	26,533,187	1,310,076
Ser. 19-H14, Class IB, IO, 2.053%, 8/20/69(WAC)	20,473,656	1,445,952
Ser. 20-H02, Class GI, IO, 2.041%, 1/20/70(WAC)	26,681,668	1,946,928
Ser. 16-H24, Class JI, IO, 1.997%, 11/20/66(WAC)	11,283,281	842,720
Ser. 15-H15, Class JI, IO, 1.964%, 6/20/65(WAC)	14,402,862	969,313
FRB Ser. 15-H16, Class XI, IO, 1.888%, 7/20/65(WAC)	15,668,910	1,101,524
Ser. 17-H23, Class BI, IO, 1.884%, 11/20/67(WAC)	14,627,340	930,299
Ser. 15-H12, Class AI, IO, 1.868%, 5/20/65(WAC)	20,502,524	1,076,382
Ser. 15-H20, Class AI, IO, 1.829%, 8/20/65(WAC)	18,814,672	1,113,829
Ser. 17-H10, Class MI, IO, 1.821%, 4/20/67(WAC)	13,517,323	715,066
Ser. 15-H10, Class CI, IO, 1.808%, 4/20/65(WAC)	20,485,146	1,143,071
Ser. 15-H12, Class GI, IO, 1.794%, 5/20/65(WAC)	24,399,164	1,493,229
Ser. 15-H25, Class CI, IO, 1.743%, 10/20/65(WAC)	16,159,830	913,030
Ser. 15-H26, Class DI, IO, 1.729%, 10/20/65(WAC)	14,023,670	943,218
Ser. 15-H12, Class EI, IO, 1.713%, 4/20/65(WAC)	19,281,423	1,097,113
Ser. 15-H09, Class BI, IO, 1.682%, 3/20/65(WAC)	21,001,186	995,414
Ser. 15-H25, Class AI, IO, 1.619%, 9/20/65(WAC)	16,474,596	879,744
Ser. 15-H01, Class CI, IO, 1.59%, 12/20/64(WAC)	13,560,727	428,627
Ser. 15-H17, Class CI, IO, 1.579%, 6/20/65(WAC)	16,386,228	453,915
Ser. 15-H28, Class DI, IO, 1.567%, 8/20/65(WAC)	15,748,101	731,264
Ser. 17-H14, Class EI, IO, 1.564%, 6/20/67(WAC)	17,164,089	909,160
Ser. 15-H04, Class AI, IO, 1.564%, 12/20/64(WAC)	20,689,626	992,455
Ser. 16-H02, Class HI, IO, 1.552%, 1/20/66(WAC)	31,639,082	1,376,300
Ser. 15-H14, Class BI, IO, 1.542%, 5/20/65(WAC)	1,376,191	39,367
Ser. 16-H04, Class KI, IO, 1.509%, 2/20/66(WAC)	19,217,595	795,728
Ser. 14-H11, Class GI, IO, 1.493%, 6/20/64(WAC)	33,037,633	1,641,640
Ser. 14-H07, Class BI, IO, 1.473%, 5/20/64(WAC)	27,315,249	1,506,607
Ser. 10-H19, Class GI, IO, 1.41%, 8/20/60(WAC)	15,770,977	710,593
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%), 0.15%, 12/20/40	4,520,094	16,123

		478,607,043
Commercial mortgage-backed securities (14.0%)
ACRES Commercial Realty Corp. 144A FRB Ser. 20-RSO8, Class D, 2.664%, 3/15/35	4,188,000	4,184,614
AREIT CRE Trust 144A FRB Ser. 20-CRE4, Class D, 3.354%, 4/15/37	5,659,000	5,715,590
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.851%, 7/15/49(WAC)	3,113,000	3,295,534
FRB Ser. 15-UBS7, Class B, 4.358%, 9/15/48(WAC)	7,695,000	7,779,298
FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	136,669	1
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.231%, 3/15/63(WAC)	35,110,296	2,773,748
FRB Ser. 18-BN13, Class XA, IO, 0.497%, 8/15/61(WAC)	195,853,903	4,548,903
Barclays Commercial Mortgage Trust 144A Ser. 19-C5, Class D, 2.50%, 11/15/52	499,000	419,559
BBCMS Mortgage Trust
FRB Ser. 20-C7, Class B, 3.152%, 4/15/53(WAC)	4,000,000	4,101,840
FRB Ser. 20-C7, Class XA, IO, 1.627%, 4/15/53(WAC)	52,993,017	5,038,099
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	4,200,000	3,309,166
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.419%, 1/12/45(WAC)	1,373,917	68,696
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.714%, 12/11/38(WAC)	50,375	176
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.265%, 11/13/50(WAC)	2,909,000	3,015,734
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	416,000	320,647
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.186%, 12/15/47(WAC)	601,000	607,611
FRB Ser. 11-C2, Class E, 5.186%, 12/15/47(WAC)	3,258,000	3,245,625
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.119%, 3/10/47(WAC)	61,822,009	1,149,704
FRB Ser. 13-GC17, Class XA, IO, 1.003%, 11/10/46(WAC)	28,783,881	407,891
FRB Ser. 20-GC46, Class XA, IO, 0.985%, 2/15/53(WAC)	68,635,236	4,446,616
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.419%, 10/15/49(WAC)	6,236,469	62
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.451%, 5/15/45(WAC)	4,003,000	3,828,201
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	4,932,000	4,928,936
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	3,406,000	3,505,791
FRB Ser. 14-CR18, Class C, 4.751%, 7/15/47(WAC)	2,758,000	2,756,955
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	988,061
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	11,276,000	11,703,918
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,308,000	2,394,777
FRB Ser. 14-UBS6, Class C, 4.44%, 12/10/47(WAC)	504,000	509,435
FRB Ser. 14-UBS4, Class XA, IO, 1.094%, 8/10/47(WAC)	25,189,733	539,965
FRB Ser. 14-LC15, Class XA, IO, 1.061%, 4/10/47(WAC)	61,100,434	1,111,989
FRB Ser. 14-CR18, Class XA, IO, 0.998%, 7/15/47(WAC)	18,625,007	369,893
FRB Ser. 13-LC13, Class XA, IO, 0.996%, 8/10/46(WAC)	24,972,322	316,874
FRB Ser. 14-CR17, Class XA, IO, 0.958%, 5/10/47(WAC)	38,388,492	680,705
FRB Ser. 14-CR19, Class XA, IO, 0.952%, 8/10/47(WAC)	20,855,028	408,392
FRB Ser. 15-CR23, Class XA, IO, 0.882%, 5/10/48(WAC)	30,941,579	699,620
FRB Ser. 14-UBS6, Class XA, IO, 0.859%, 12/10/47(WAC)	44,390,871	864,024
FRB Ser. 14-LC17, Class XA, IO, 0.704%, 10/10/47(WAC)	17,426,940	275,119
FRB Ser. 19-GC44, Class XA, IO, 0.647%, 8/15/57(WAC)	90,329,721	3,424,075
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.451%, 5/15/45(WAC)	1,651,000	1,470,833
FRB Ser. 13-LC13, Class D, 5.261%, 8/10/46(WAC)	720,000	685,308
FRB Ser. 13-CR13, Class E, 4.88%, 11/10/46(WAC)	1,524,000	1,453,366
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	4,337,000	4,028,959
FRB Ser. 14-CR19, Class D, 4.703%, 8/10/47(WAC)	2,364,000	2,286,198
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	275,808
FRB Ser. 13-CR6, Class D, 4.087%, 3/10/46(WAC)	1,683,000	1,645,873
Ser. 13-LC6, Class E, 3.50%, 1/10/46	3,735,000	3,059,939
Ser. 15-LC19, Class D, 2.867%, 2/10/48	4,050,000	3,804,444
FRB Ser. 12-LC4, Class XA, IO, 1.757%, 12/10/44(WAC)	3,244,809	2,972
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	9,821,289	4,869,395
FRB Ser. 07-C2, Class AX, IO, 0.025%, 1/15/49(WAC)	6,163,469	62
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.261%, 4/15/50(WAC)	3,716,000	3,495,414
FRB Ser. 19-C17, Class XA, IO, 1.36%, 9/15/52(WAC)	60,327,291	4,780,395
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.761%, 4/15/50(WAC)	4,076,000	3,315,205
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.718%, 12/15/49(WAC)	101,237,211	2,480,312
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.365%, 8/10/44(WAC)	4,448,205	4,422,849
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	56,223,000	5,898,636
Multifamily Structured Pass-Through Certificates FRB Ser. K110, Class X1, IO, 1.697%, 4/25/30(WAC)	38,312,036	4,492,178
FREMF Mortgage Trust 144A
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.501%, 7/25/29	10,579,665	10,651,268
FRB Ser. 19-KF71, Class B, (1 Month US LIBOR + 2.30%), 2.401%, 10/25/29	6,172,318	6,175,484
FRB Ser. 18-KF43, Class B, (1 Month US LIBOR + 2.15%), 2.251%, 1/25/28	2,438,728	2,426,963
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.474%, 2/10/46(WAC)	58,114,359	612,479
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	12,605,000	12,773,407
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.975%, 1/10/47(WAC)	5,144,000	4,115,200
FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47(WAC)	3,264,000	3,321,410
FRB Ser. 13-GC12, Class XA, IO, 1.391%, 6/10/46(WAC)	28,357,540	347,522
FRB Ser. 14-GC18, Class XA, IO, 0.975%, 1/10/47(WAC)	34,187,859	533,317
FRB Ser. 14-GC22, Class XA, IO, 0.943%, 6/10/47(WAC)	51,939,666	820,122
GS Mortgage Securities Trust 144A Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	11,564,000	11,540,539
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.192%, 11/15/45(WAC)	7,601,000	7,879,964
FRB Ser. 13-C12, Class C, 4.098%, 7/15/45(WAC)	6,269,000	6,307,648
FRB Ser. 14-C25, Class XA, IO, 0.83%, 11/15/47(WAC)	25,267,392	487,610
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.548%, 8/15/46(WAC)	4,371,000	3,084,213
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	5,853,000	3,765,167
FRB Ser. 14-C25, Class D, 3.94%, 11/15/47(WAC)	3,567,000	2,772,708
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	2,600,809
JPMDB Commercial Mortgage Securities Trust FRB Ser. 19-COR6, Class XA, IO, 0.936%, 11/13/52(WAC)	69,091,197	3,940,395
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,844,927	2,676,294
Ser. 13-LC11, Class B, 3.499%, 4/15/46	4,970,000	4,996,110
FRB Ser. 12-LC9, Class XA, IO, 1.392%, 12/15/47(WAC)	21,995,483	171,235
FRB Ser. 13-LC11, Class XA, IO, 1.228%, 4/15/46(WAC)	35,829,796	402,179
FRB Ser. 13-C10, Class XA, IO, 0.934%, 12/15/47(WAC)	60,406,575	422,840
FRB Ser. 13-C16, Class XA, IO, 0.863%, 12/15/46(WAC)	36,844,730	446,005
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.524%, 2/15/46(WAC)	1,395,000	1,076,071
FRB Ser. 11-C3, Class F, 5.524%, 2/15/46(WAC)	4,436,000	777,730
FRB Ser. 11-C4, Class C, 5.389%, 7/15/46(WAC)	2,810,481	2,889,147
FRB Ser. 12-C6, Class E, 5.125%, 5/15/45(WAC)	2,494,000	1,715,885
FRB Ser. 12-C8, Class D, 4.672%, 10/15/45(WAC)	2,815,000	2,727,597
FRB Ser. 12-C8, Class C, 4.623%, 10/15/45(WAC)	6,475,000	6,384,189
FRB Ser. 12-LC9, Class D, 4.363%, 12/15/47(WAC)	621,000	608,928
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	1,474,530
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42(WAC)	5,750,000	4,883,077
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, zero %, 2/15/40(WAC)	91,019	9
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class XCL, IO, zero %, 2/15/40(WAC)	2,016,097	191
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.049%, 2/15/47(WAC)	3,567,000	3,731,903
FRB Ser. 15-C27, Class C, 4.503%, 12/15/47(WAC)	10,956,000	11,418,499
FRB Ser. 15-C21, Class C, 4.135%, 3/15/48(WAC)	300,000	272,554
FRB Ser. 13-C7, Class XA, IO, 1.277%, 2/15/46(WAC)	45,459,825	294,443
FRB Ser. 15-C26, Class XA, IO, 0.98%, 10/15/48(WAC)	33,440,576	861,496
FRB Ser. 13-C12, Class XA, IO, 0.576%, 10/15/46(WAC)	102,930,123	737,453
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.636%, 8/15/45(WAC)	508,000	508,823
FRB Ser. 13-C11, Class D, 4.351%, 8/15/46(WAC)	3,329,000	233,030
FRB Ser. 13-C11, Class F, 4.351%, 8/15/46(WAC)	6,212,000	59,014
FRB Ser. 13-C10, Class E, 4.075%, 7/15/46(WAC)	4,172,000	1,393,865
FRB Ser. 13-C10, Class F, 4.075%, 7/15/46(WAC)	2,331,000	518,648
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,819,107
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 0.968%, 11/15/49(WAC)	23,832,398	907,156
FRB Ser. 18-H4, Class XA, IO, 0.836%, 12/15/51(WAC)	55,748,160	2,684,179
FRB Ser. 18-H3, Class XA, IO, 0.823%, 7/15/51(WAC)	56,840,936	2,328,301
FRB Ser. 16-UB12, Class XA, IO, 0.656%, 12/15/49(WAC)	67,084,612	1,827,063
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.477%, 3/15/45(WAC)	1,406,000	985,606
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.858%, 3/25/50	6,355,000	6,315,412
FRB Ser. 19-01, Class M10, 3.358%, 10/15/49	17,455,000	17,015,602
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	17
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	5,319,000	5,321,049
FRB Ser. 17-C7, Class XA, IO, 1.013%, 12/15/50(WAC)	71,572,260	3,236,784
FRB Ser. 18-C12, Class XA, IO, 0.808%, 8/15/51(WAC)	126,512,244	5,532,229
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.676%, 5/10/45(WAC)	3,072,000	3,087,959
FRB Ser. 12-C1, Class D, 5.676%, 5/10/45(WAC)	5,180,000	4,691,953
FRB Ser. 12-C1, Class XA, IO, 1.564%, 5/10/45(WAC)	637,262	6
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.047%, 8/10/49(WAC)	12,283,000	12,456,976
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	2,565,000	55,148
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	4,129,000	4,128,609
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	6,845,000	6,845,459
Ser. 13-C6, Class E, 3.50%, 4/10/46	1,319,000	1,087,997
FRB Ser. 12-C4, Class XA, IO, 1.574%, 12/10/45(WAC)	39,303,726	230,968
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.412%, 1/10/45(WAC)	5,657,000	4,954,287
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.404%, 11/15/48(WAC)	2,822,768	28
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.168%, 10/15/44(WAC)	2,762,625	2,544,377
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.989%, 8/15/51(WAC)	6,689,000	7,130,563
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	2,112,000	2,275,538
FRB Ser. 19-C50, Class XA, IO, 1.408%, 5/15/52(WAC)	119,050,800	9,315,130
FRB Ser. 20-C55, Class XA, IO, 1.305%, 2/15/53(WAC)	65,412,853	5,551,955
FRB Ser. 17-C41, Class XA, IO, 1.187%, 11/15/50(WAC)	81,580,609	4,143,724
FRB Ser. 14-LC16, Class XA, IO, 1.09%, 8/15/50(WAC)	61,031,029	1,233,956
Wells Fargo Commercial Mortgage Trust 144A
Ser. 16-C33, Class D, 3.123%, 3/15/59	3,598,000	3,285,395
Ser. 19-C50, Class D, 3.00%, 5/15/52	6,209,000	5,240,099
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C12, Class C, 4.317%, 3/15/48(WAC)	4,231,000	4,275,136
FRB Ser. 14-C22, Class XA, IO, 0.791%, 9/15/57(WAC)	30,113,710	507,597
FRB Ser. 13-C14, Class XA, IO, 0.659%, 6/15/46(WAC)	74,835,381	476,118
FRB Ser. 14-C23, Class XA, IO, 0.561%, 10/15/57(WAC)	57,501,986	720,730
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.039%, 3/15/46(WAC)	3,873,000	3,989,326
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	164,423
Ser. 11-C4, Class E, 4.887%, 6/15/44(WAC)	1,776,768	1,314,148
Ser. 11-C4, Class F, 4.887%, 6/15/44(WAC)	6,151,000	3,047,205
FRB Ser. 11-C4, Class C, 4.887%, 6/15/44(WAC)	4,198,135	4,160,238
FRB Ser. 12-C7, Class D, 4.74%, 6/15/45(WAC)	4,142,000	1,658,090
FRB Ser. 12-C10, Class D, 4.411%, 12/15/45(WAC)	1,105,000	766,946
FRB Ser. 12-C10, Class E, 4.411%, 12/15/45(WAC)	3,645,000	953,609
FRB Ser. 12-C9, Class XA, IO, 1.849%, 11/15/45(WAC)	47,014,298	269,392
FRB Ser. 12-C10, Class XA, IO, 1.481%, 12/15/45(WAC)	36,018,592	221,226
FRB Ser. 13-C11, Class XA, IO, 1.128%, 3/15/45(WAC)	17,495,170	130,224

		430,929,000
Residential mortgage-backed securities (non-agency) (9.8%)
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	3,062,240
Ser. 20-1, Class A3, 3.328%, 3/25/55	150,000	152,383
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class M1C, (1 Month US LIBOR + 4.00%), 4.108%, 8/26/30 (Bermuda)	1,739,653	1,748,541
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.458%, 10/25/27 (Bermuda)	6,674,067	6,719,837
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.608%, 10/25/29 (Bermuda)	6,026,000	6,026,069
BRAVO Residential Funding Trust 144A
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	5,587,871
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 2.45%, 11/25/69	3,000,000	3,000,000
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	2,100,000	2,081,592
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 0.408%, 8/25/35	817,735	792,957
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66(WAC)	2,996,000	2,995,833
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	3,490,000	3,498,726
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.248%, 6/25/37	2,117,715	1,979,851
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	1,732,814	1,729,363
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.108%, 11/25/28	1,210,000	1,219,949
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.808%, 11/25/28 (Bermuda)	1,755,056	1,755,092
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	2,621,000	2,625,610
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.458%, 9/25/28	6,382,958	6,807,448
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.258%, 10/25/29	2,692,000	2,925,713
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.258%, 11/25/28	4,422,259	4,569,446
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.108%, 12/25/28	3,238,500	3,383,895
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.808%, 4/25/28	2,777,229	2,860,815
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,560,000	4,648,332
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.908%, 3/25/29	340,285	351,396
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 3.708%, 4/25/24	1,401,066	1,435,162
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2B, (1 Month US LIBOR + 3.55%), 3.658%, 8/25/29	7,511,000	7,742,706
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.558%, 10/25/29	2,397,019	2,470,001
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.758%, 12/25/29	1,836,371	1,882,672
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2B, (1 Month US LIBOR + 2.65%), 2.758%, 12/25/29	1,565,000	1,600,226
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.408%, 9/25/30	4,474,958	4,537,645
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.908%, 7/25/30	4,649,216	4,681,180
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.758%, 1/25/49	10,684,210	11,094,524
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	3,279,000	3,335,809
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,474,000	2,516,713
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.458%, 3/25/49	700,000	722,321
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.008%, 9/25/48	1,280,000	1,342,949
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.808%, 12/25/30	7,040,000	7,310,652
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class M2, (1 Month US LIBOR + 3.60%), 3.708%, 7/25/50	1,501,589	1,507,219
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class M2, (1 Month US LIBOR + 3.15%), 3.258%, 9/25/50	206,571	207,604
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.208%, 3/25/50	4,577,473	4,635,754
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.758%, 1/25/49	4,296,033	4,346,110
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class B1, (1 Month US LIBOR + 2.50%), 2.608%, 2/25/50	5,000,000	5,006,352
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.558%, 3/25/49	12,055,062	12,186,920
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.458%, 2/25/49	2,517,793	2,541,714
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.408%, 10/25/48	3,917,300	3,972,907
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.258%, 12/25/30	5,121,000	5,195,330
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2B, (1 Month US LIBOR + 2.10%), 2.208%, 9/25/48	341,000	345,290
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (1 Month US LIBOR + 2.05%), 2.158%, 7/25/49	8,494,077	8,565,749
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.008%, 1/25/50	1,920,533	1,926,512
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class M2, (1 Month US LIBOR + 1.85%), 1.958%, 2/25/50	1,695,479	1,705,016
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.108%, 2/25/47	2,908,000	2,894,361
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 0.90%, 9/25/41	574,000	572,513
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.858%, 8/25/28	969,361	1,013,358
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.108%, 9/25/28	2,872,224	2,968,258
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.808%, 4/25/28	1,176,978	1,239,625
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.658%, 4/25/28	136,418	142,157
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.408%, 10/25/28	2,052,735	2,128,535
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.958%, 10/25/29	3,997,000	4,352,621
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.558%, 1/25/29	1,769,591	1,829,693
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.458%, 5/25/29	970,724	1,007,532
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.358%, 1/25/31	5,684,000	5,960,030
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.358%, 4/25/29	1,765,210	1,821,246
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.258%, 2/25/30	2,480,000	2,626,957
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.108%, 5/25/30	2,975,000	3,117,310
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.708%, 1/25/30	648,000	677,010
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.658%, 7/25/29	110,154	113,042
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2C, (1 Month US LIBOR + 3.55%), 3.658%, 7/25/29	483,000	499,864
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.108%, 10/25/29	1,402,453	1,436,272
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.958%, 11/25/29	4,085,910	4,191,392
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.908%, 2/25/30	539,495	550,651
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.358%, 7/25/30	600,340	608,208
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1M2, (1 Month US LIBOR + 2.00%), 2.108%, 3/25/31	166,737	168,092
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.458%, 9/25/29	2,264,752	2,285,947
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.358%, 7/25/29	2,890,000	2,890,000
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.108%, 5/25/30	6,189,000	6,188,999
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (1 Month US LIBOR + 0.65%), 0.758%, 1/25/31	398,684	397,314
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (1 Month US LIBOR + 0.60%), 0.708%, 11/25/29	339,240	336,908
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.858%, 7/25/29	3,652,000	4,120,305
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (1 Month US LIBOR + 4.35%), 4.458%, 4/25/31	4,500,000	4,654,687
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 4.258%, 8/25/31	1,586,000	1,621,973
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.758%, 2/25/40	5,000,000	5,208,568
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 2M2, (1 Month US LIBOR + 3.65%), 3.758%, 2/25/40	1,600,000	1,677,715
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.558%, 7/25/31	353,453	354,890
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (1 Month US LIBOR + 2.40%), 2.508%, 4/25/31	121,189	121,719
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.258%, 11/25/39	1,454,952	1,452,606
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (1 Month US LIBOR + 2.15%), 2.258%, 9/25/31	460,117	461,697
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.208%, 9/25/39	283,726	284,259
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.158%, 1/25/40	2,538,245	2,546,877
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.108%, 1/25/40	1,594,146	1,600,497
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.108%, 7/25/39	82,207	82,260
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	3,053,723	3,050,574
GS Mortgage-Backed Securities Trust 144A FRB Ser. 20-RPL1, Class M2, 3.795%, 7/25/59(WAC)	1,125,000	1,216,095
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.708%, 10/25/28 (Bermuda)	584,176	584,176
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	4,180,000	4,179,972
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.928%, 8/26/47(WAC)	4,746,000	4,523,650
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.108%, 4/25/27 (Bermuda)	158,506	158,808
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.308%, 2/25/29 (Bermuda)	5,630,000	5,658,497
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.808%, 3/25/28 (Bermuda)	3,160,000	3,182,386
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	1,962,000	1,975,938
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	6,534,000	6,817,974
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	1,102,000	1,124,170
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	4,177,000	4,228,754
Triangle Re, Ltd. 144A FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 3.00%), 3.108%, 8/25/33 (Bermuda)	1,964,087	1,964,806
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	1,990,000	2,025,366
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	5,412,000	5,431,970
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (1 Month US LIBOR + 0.86%), 0.968%, 10/25/45	1,125,368	1,120,431
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.86%), 0.968%, 10/25/45	3,797,995	3,770,977
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.82%), 0.928%, 12/25/45	1,777,823	1,597,729
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.74%), 0.848%, 1/25/45	449,598	442,450
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.70%), 0.808%, 12/25/45	528,959	506,962

		303,105,642

Total mortgage-backed securities (cost $1,358,662,321)		$1,212,641,685

CORPORATE BONDS AND NOTES (28.6%)(a)
	Principal amount	Value
Basic materials (1.8%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	$230,000	$226,883
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	90,000	91,573
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	90,000	93,600
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	3,890,000	3,737,030
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	5,505,000	6,275,700
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	170,000	176,860
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	410,000	482,263
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	50,000	51,063
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	230,000	217,836
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	6,725,000	6,294,018
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	210,000	205,784
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	490,000	465,500
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28	90,000	86,400
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	7,913,000	8,538,356
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	50,000	47,375
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	380,000	460,507
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	1,535,000	1,692,997
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	1,691,000	1,594,791
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	220,000	212,194
International Paper Co. sr. unsec. bonds 5.00%, 9/15/35	405,000	489,101
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	40,000	41,200
LYB International Finance BV company guaranty sr. unsec. unsub. bonds 5.25%, 7/15/43 (Netherlands)	395,000	476,648
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	90,000	88,763
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31	180,000	169,519
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	2,595,000	2,632,800
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	3,200,000	3,496,529
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	220,000	231,518
Teck Resources, Ltd. sr. unsec. bonds 6.00%, 8/15/40 (Canada)	410,000	499,973
TopBuild Corp. 144A company guaranty sr. unsec. notes 3.625%, 3/15/29	505,000	488,885
Westlake Chemical Corp. sr. unsec. bonds 3.125%, 8/15/51	7,864,000	7,079,194
Westlake Chemical Corp. sr. unsec. bonds 2.875%, 8/15/41	3,931,000	3,597,202
Westlake Chemical Corp. sr. unsec. notes 0.875%, 8/15/24	230,000	223,896
WestRock Co. company guaranty sr. unsec. unsub. notes 3.75%, 3/15/25	240,000	251,656
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	2,388,000	3,226,936
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	180,000	179,096

		54,123,646
Capital goods (1.4%)
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	90,000	89,550
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	200,000	190,500
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	470,000	481,163
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	90,000	92,651
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	6,003,000	5,686,161
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	6,158,000	5,935,947
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	2,014,000	2,554,335
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	3,373,000	3,630,078
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	90,000	93,843
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	90,000	91,826
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	90,000	84,375
Howmet Aerospace, Inc. sr. unsec. unsub. notes 5.90%, 2/1/27	90,000	96,987
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	6,420,000	6,080,511
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,261,000	1,442,634
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	5,197,000	4,786,945
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	462,000	507,919
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	250,000	257,253
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	3,548,000	3,686,837
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	2,182,000	2,388,658
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	270,000	257,205
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	200,000	196,750
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	90,000	93,938
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	90,000	89,271
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	180,000	185,850
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	90,000	98,617
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	3,558,000	3,747,185
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	40,000	38,248
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	80,000	85,800

		42,971,037
Communication services (3.7%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	7,517,000	7,282,596
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	6,246,000	6,197,966
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	1,708,000	1,724,052
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	450,000	496,285
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	4,212,000	4,626,669
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	7,188,000	6,572,420
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	4,915,000	4,619,792
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	7,647,000	7,148,582
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	450,000	487,997
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28	180,000	182,196
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 3.50%, 6/1/41	510,000	456,741
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	4,433,000	4,197,062
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 5.05%, 3/30/29	303,000	334,131
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,619,000	2,035,921
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	1,283,000	1,310,339
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	2,042,000	1,806,377
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	1,178,000	1,302,316
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.90%, 3/1/38	440,000	472,888
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	470,000	474,880
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	13,868,000	13,785,677
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	3,623,000	3,150,146
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	200,000	207,827
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	1,882,000	1,983,013
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	1,331,000	1,395,556
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	4,782,000	4,852,757
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	80,000	82,350
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	6,391,000	6,462,262
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	270,000	258,491
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	40,000	41,188
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	440,000	471,825
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	40,000	47,580
T-Mobile USA, Inc. company guaranty sr. bonds 3.00%, 2/15/41	500,000	448,325
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	219,000	229,538
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	8,218,000	8,637,781
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	3,207,000	3,054,046
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	90,000	93,038
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	4,172,000	4,182,035
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	2,011,000	1,963,726
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	10,775,000	11,866,234
Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27	420,000	455,538
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)	90,000	87,188

		115,485,331
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.533%, perpetual maturity	2,664,000	2,604,060

		2,604,060
Consumer cyclicals (3.1%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	90,000	84,656
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	3,093,000	3,236,052
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	5,202,000	5,240,738
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,326,000	1,506,878
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	7,681,000	7,462,130
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	590,000	577,492
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	210,000	224,831
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	2,205,000	2,052,551
Autonation, Inc. sr. unsec. sub. notes 4.75%, 6/1/30	415,000	458,340
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	5,424,000	5,166,360
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	5,510,000	6,299,198
Choice Hotels International, Inc. sr. unsec. notes 3.70%, 1/15/31	470,000	483,733
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 4.90%, 3/11/26	250,000	271,299
Dollar General Corp. sr. unsec. sub. notes 3.50%, 4/3/30	440,000	459,444
Ford Motor Co. sr. unsec. unsub. bonds 7.45%, 7/16/31	390,000	494,532
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32	1,053,000	992,697
Ford Motor Co. sr. unsec. unsub. notes 6.625%, 10/1/28	80,000	92,676
Ford Motor Co. sr. unsec. unsub. notes 3.664%, 9/8/24	200,000	202,000
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	507,000	499,395
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29	2,355,000	2,231,834
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	3,182,000	4,035,667
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	2,219,000	2,551,542
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	490,000	496,190
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	1,190,000	1,169,937
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	290,000	276,224
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26	80,000	82,900
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 4/23/30	410,000	479,855
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	2,859,000	3,066,278
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	90,000	89,775
Kohl's Corp. sr. unsec. notes 3.375%, 5/1/31	475,000	467,764
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	6,043,000	6,664,765
Lowe's Cos., Inc. sr. unsec. notes 1.70%, 10/15/30	505,000	462,905
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	90,000	84,962
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	50,000	49,297
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	90,000	88,875
MDC Holdings, Inc. company guaranty sr. unsec. unsub. bonds 6.00%, 1/15/43	365,000	427,130
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	2,746,000	2,224,552
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	240,000	253,944
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	40,000	38,384
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31	190,000	176,710
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	230,000	241,950
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	8,624,000	8,405,428
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	335,000	462,300
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	100,000	101,650
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28	480,000	442,200
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	4,070,000	4,069,394
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	1,990,000	1,796,513
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 6/15/25	210,000	223,596
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	40,000	44,922
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	90,000	87,431
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	90,000	85,892
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	50,000	46,000
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	8,520,000	7,881,000
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	3,456,000	3,529,440
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	90,000	93,825
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	90,000	84,600
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	50,000	45,745
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31	3,915,000	3,703,798
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	210,000	202,077
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	40,000	41,458
TJX Cos., Inc. (The) sr. unsec. notes 3.875%, 4/15/30	425,000	467,350
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	40,000	42,271
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	1,939,000	2,089,333
ViacomCBS, Inc. sr. unsec. notes 4.75%, 5/15/25	260,000	279,581
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	50,000	48,000
Vulcan Materials Co. sr. unsec. unsub. bonds 4.70%, 3/1/48	385,000	453,958
Walt Disney Co. (The) company guaranty sr. unsec. bonds 6.65%, 11/15/37	325,000	457,049
Walt Disney Co. (The) company guaranty sr. unsec. notes 3.35%, 3/24/25	330,000	343,981

		96,995,234
Consumer staples (1.8%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	190,000	185,250
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	90,000	91,688
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	290,000	307,035
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	5,934,000	7,650,982
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	3,046,000	3,450,645
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	3,335,000	3,155,801
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	2,975,000	3,052,737
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,367,000	1,939,688
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	1,221,000	1,569,706
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	3,012,000	3,097,023
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	3,554,000	3,403,351
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	1,993,000	2,204,761
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	260,000	277,332
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	4,623,000	4,885,396
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	5,035,000	5,717,096
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	100,000	103,785
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.75%, 4/1/30	40,000	41,343
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	180,000	177,750
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	90,000	99,000
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	435,000	478,544
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	2,143,000	2,483,202
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	7,243,000	7,772,644
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	2,577,000	2,870,262
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	40,000	41,892
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	90,000	85,063

		55,141,976
Energy (1.0%)
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	170,000	175,950
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	2,613,000	2,887,248
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	90,000	89,545
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	1,743,000	1,634,063
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	80,000	91,193
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	7,708,000	7,255,926
Continental Resources, Inc. 144A company guaranty sr. unsec. notes 2.268%, 11/15/26	255,000	246,449
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29	40,000	40,377
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25	80,000	84,220
Devon Energy Corp. sr. unsec. notes 5.25%, 9/15/24	445,000	476,598
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	3,298,000	3,404,924
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29	90,000	88,784
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	90,000	93,111
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	90,000	92,403
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	80,000	84,200
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	90,000	86,850
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	90,000	87,589
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	3,801,000	4,399,658
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	415,000	504,101
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	390,000	474,404
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	70,000	92,310
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)	890,000	814,618
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)	389,000	342,394
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	401,000	413,431
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. bonds 6.70%, 2/16/32 (Mexico)	826,000	817,657
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	2,342,000	2,583,258
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	90,000	91,519
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	2,430,000	2,496,558
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	40,000	41,076
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	90,000	92,925

		30,083,339
Financials (9.4%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)	7,400,000	7,087,326
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.40%, 10/29/33 (Ireland)	495,000	480,318
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	8,800,000	8,590,927
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	2,276,000	2,435,327
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	2,520,000	2,497,778
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	155,000	162,582
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	2,870,000	3,889,458
American International Group, Inc. sr. unsec. sub. notes 2.50%, 6/30/25	310,000	314,931
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	1,967,471
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	7,419,000	7,645,627
Athene Global Funding 144A notes 2.55%, 11/19/30	495,000	471,908
Athene Global Funding 144A notes 1.73%, 10/2/26	519,000	500,726
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	4,670,000	4,324,906
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. notes 4.40%, 5/19/26 (Australia)	240,000	258,120
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	6,200,000	5,947,460
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,800,000	1,960,281
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,528,000	1,577,660
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	7,624,000	7,408,163
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	8,636,000	9,268,878
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.00%, 1/22/25	1,405,000	1,478,724
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	410,000	409,458
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	510,000	498,126
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	4,354,000	3,979,175
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)	200,000	223,660
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	1,460,000	1,401,571
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	3,020,000	2,787,365
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	2,152,000	2,125,763
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	3,662,000	3,877,128
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,064,000	2,106,335
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	6,301,000	5,776,806
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	440,000	467,819
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	2,060,000	2,103,344
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	6,755,000	7,362,091
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	7,860,000	7,671,360
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	2,000,000	2,315,399
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	14,273,000	15,522,429
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	200,000	216,930
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	200,000	215,495
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	2,190,000	2,088,116
Credit Agricole SA 144A jr. unsec. sub. FRN 7.875%, perpetual maturity (France)	640,000	693,600
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	8,075,000	7,999,216
Danske Bank A/S 144A sr. unsec. FRN 3.244%, 12/20/25 (Denmark)	200,000	204,938
Deutsche Bank AG sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	345,000	335,126
Deutsche Bank AG sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	450,000	439,722
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	491,418
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	7,895,000	7,673,149
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	6,615,000	7,271,010
Discover Bank unsec. sub. FRN Ser. BKNT, 4.682%, 8/9/28	490,000	506,875
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	3,643,000	3,975,482
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	392,000	414,635
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	310,000	313,607
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	280,000	293,248
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	1,785,000	1,724,274
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31(R)	475,000	488,395
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	90,000	89,550
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	3,962,000	3,758,948
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	6,569,000	7,077,963
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	930,000	965,584
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	2,282,000	2,236,193
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	90,000	85,549
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 12/1/25	260,000	276,111
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	4,566,000	4,185,890
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	2,281,000	2,081,075
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	6,620,000	6,273,542
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	90,000	91,575
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.125%, 5/15/47	2,598,000	2,244,932
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	3,737,000	4,081,941
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	1,440,000	1,432,136
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	22,686,000	22,538,665
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	2,552,000	2,747,456
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	90,000	88,079
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	730,000	792,181
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	4,438,000	4,066,302
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29	90,000	87,349
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	260,000	271,893
MassMutual Global Funding II 144A sr. notes 2.75%, 6/22/24	200,000	204,791
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	7,225,000	7,346,947
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	1,881,000	2,241,665
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	370,000	393,140
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	12,164,000	13,141,168
Morgan Stanley unsec. sub. notes Ser. MTN, 4.10%, 5/22/23	60,000	61,962
MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. bonds 3.50%, 3/15/31	495,000	477,675
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	2,860,000	3,174,314
NatWest Group PLC unsec. sub. notes 6.00%, 12/19/23 (United Kingdom)	360,000	386,367
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	80,000	81,228
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 2/15/29	100,000	90,190
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	460,000	503,242
Service Properties Trust sr. unsec. unsub. notes 4.65%, 3/15/24(R)	90,000	87,525
SITE Centers Corp. sr. unsec. unsub. notes 4.70%, 6/1/27	455,000	494,526
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)	200,000	198,200
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	6,152,000	6,213,705
Societe Generale SA 144A unsec. sub. notes 4.25%, 4/14/25 (France)	200,000	208,647
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	90,000	92,025
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	520,000	506,764
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	1,180,000	1,241,856
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	2,236,000	2,280,720
UBS Group AG 144A sr. unsec. unsub. notes 4.125%, 9/24/25 (Switzerland)	4,400,000	4,678,133
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	3,275,000	3,088,250
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	1,361,000	1,454,627
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	7,253,000	6,963,243
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	2,763,000	2,736,614
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	390,000	411,978
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	2,457,000	2,732,663
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	2,970,000	2,745,929

		291,952,644
Health care (1.7%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	8,441,000	8,693,075
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	440,000	462,122
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,280,000	1,512,847
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	90,000	85,306
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	230,000	244,151
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	4,444,000	4,447,873
Bristol-Myers Squibb Co. sr. unsec. sub. bonds 2.55%, 11/13/50	11,591,000	10,216,453
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	440,000	421,019
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	80,000	83,000
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	90,000	86,850
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,277,000	1,472,878
CVS Health Corp. sr. unsec. unsub. notes 4.30%, 3/25/28	445,000	485,083
CVS Health Corp. sr. unsec. unsub. notes 3.875%, 7/20/25	420,000	444,331
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	5,057,000	5,112,693
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	80,000	87,200
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	300,000	328,213
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	3,344,000	3,093,774
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	2,564,000	2,731,279
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	40,000	39,816
Humana, Inc. sr. unsec. unsub. bonds 2.15%, 2/3/32	515,000	478,917
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	197,470
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31	200,000	200,000
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	90,000	87,153
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	3,185,000	3,052,126
UnitedHealth Group, Inc. sr. unsec. unsub. notes 0.55%, 5/15/24	420,000	410,962
Universal Health Services, Inc. 144A company guaranty sr. notes 2.65%, 10/15/30	495,000	473,340
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	4,297,000	4,635,329
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	2,868,000	2,727,103

		52,310,363
Technology (2.9%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	5,627,000	4,560,784
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	240,000	248,165
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	19,162,000	17,270,359
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	50,000	47,959
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	300,000	316,330
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	7,704,000	8,197,469
Broadcom, Inc. company guaranty sr. unsec. notes 4.75%, 4/15/29	425,000	467,847
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	5,034,000	5,629,615
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	2,081,000	1,976,470
Citrix Systems, Inc. sr. unsec. sub. notes 1.25%, 3/1/26	5,725,000	5,626,184
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	90,000	91,147
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	90,000	84,375
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	180,000	175,135
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	240,000	248,069
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	3,140,000	3,069,935
Microsoft Corp. sr. unsec. unsub. bonds 3.45%, 8/8/36	198,000	215,718
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 5/1/23	340,000	344,018
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	90,000	88,277
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	40,000	39,749
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	1,900,000	1,790,486
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	7,513,000	6,987,661
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	500,000	482,574
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	230,000	231,761
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	5,568,000	5,267,278
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	5,568,000	5,286,825
Salesforce.com, Inc. sr. unsec. notes 0.625%, 7/15/24	250,000	244,681
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	5,214,000	4,899,492
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	9,254,000	8,263,020
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	90,000	85,725
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	90,000	86,175
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	520,000	498,107
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31	5,903,000	5,512,076
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	40,000	41,977

		88,375,443
Transportation (—%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	90,000	92,138
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	200,000	210,219

		302,357
Utilities and power (1.7%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	130,000	124,168
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	5,312,000	5,005,731
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	1,590,000	1,729,260
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	260,000	250,445
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	1,390,000	1,363,127
Berkshire Hathaway Energy Co. sr. unsec. notes 4.05%, 4/15/25	210,000	223,937
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	90,000	89,818
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	90,000	87,966
Dominion Energy, Inc. jr. unsec. sub. FRB 5.75%, 10/1/54	455,000	475,265
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity	340,000	349,350
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	2,957,000	3,121,398
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	260,000	268,446
Emera US Finance LP company guaranty sr. unsec. bonds 4.75%, 6/15/46	425,000	476,560
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	230,000	222,809
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	2,091,000	2,231,199
Energy Transfer LP company guaranty sr. unsec. notes 4.95%, 6/15/28	435,000	479,470
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	7,634,000	7,737,637
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,463,000	2,327,535
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 3.125%, 7/31/29	455,000	467,414
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	6,613,000	6,649,619
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.95%, 2/15/27	270,000	287,439
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	4,900,000	5,185,761
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	1,844,000	1,891,455
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	4,382,000	4,120,176
Pacific Gas and Electric Co. notes 1.75%, 6/16/22	360,000	359,876
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	2,821,000	2,880,035
Pacific Gas and Electric Co. sr. bonds 4.50%, 7/1/40	455,000	445,218
Southern California Edison Co. sr. bonds 4.65%, 10/1/43	410,000	455,267
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	2,137,000	2,210,917
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	1,580,000	1,610,851
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	90,000	90,680

		53,218,829

Total corporate bonds and notes (cost $902,282,850)		$883,564,259

ASSET-BACKED SECURITIES (5.0%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$8,456,000	$8,456,000
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M3, 3.735%, 6/25/36(WAC)	2,000,000	1,982,600
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	256,100	256,448
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.008%, 10/25/53	4,208,000	4,208,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.908%, 11/25/53	2,535,000	2,535,000
Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.104%, 8/10/23	6,075,000	6,074,988
FRB Ser. 21-S1, Class A1, (1 Month US LIBOR + 0.50%), 0.604%, 9/10/22	5,877,000	5,868,176
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.852%, 4/15/22	10,112,000	10,099,242
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.852%, 2/16/22	10,962,000	10,961,942
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.81%, 4/22/22	11,610,000	11,609,913
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.602%, 3/8/22	11,464,000	11,463,974
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.302%, 8/15/22	8,690,000	8,689,963
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	10,743,000	10,742,949
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.238%, 5/15/22	8,624,000	8,623,900
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	3,200,000	3,161,393
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	1,178,712	1,177,923
Securitized Term Auto Loan Receivables Trust 144A Ser. 19-CRTA, Class D, 4.572%, 3/25/26 (Canada)	1,665,897	1,690,867
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 4/25/22	11,580,000	11,580,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.859%, 8/8/22	11,580,000	11,580,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.809%, 12/8/22	3,503,000	3,503,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.729%, 11/7/22	10,160,000	10,160,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	11,080,000	11,113,495

Total asset-backed securities (cost $155,563,809)		$155,539,773

COLLATERALIZED LOAN OBLIGATIONS (3.8%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.341%, 4/15/34 (Cayman Islands)	$6,005,000	$5,992,275
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.32%, 10/20/34 (Cayman Islands)	4,765,000	4,769,012
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (BBA LIBOR USD 3 Month + 0.99%), 1.244%, 4/20/34 (Cayman Islands)	3,471,000	3,447,019
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.25%), 1.452%, 11/22/34 (Cayman Islands)	2,910,000	2,914,525
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.411%, 10/15/34 (Cayman Islands)	250,000	250,169
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (BBA LIBOR USD 3 Month + 1.03%), 1.329%, 4/30/31	605,000	606,145
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (BBA LIBOR USD 3 Month + 1.11%), 1.364%, 4/20/32 (Cayman Islands)	5,153,000	5,153,443
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (BBA LIBOR USD 3 Month + 1.08%), 1.334%, 4/20/34	200,000	200,073
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.424%, 10/20/34	3,161,000	3,163,152
Dryden 78 CLO, Ltd. 144A FRB Ser. 20-78A, Class A, (BBA LIBOR USD 3 Month + 1.18%), 1.421%, 4/17/33 (Cayman Islands)	1,658,000	1,658,492
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class B, (BBA LIBOR USD 3 Month + 1.70%), 1.941%, 4/15/33 (Cayman Islands)	5,250,000	5,256,720
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.404%, 10/20/34 (Cayman Islands)	2,642,000	2,644,700
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (BBA LIBOR USD 3 Month + 1.20%), 1.441%, 4/16/34 (Cayman Islands)	3,154,000	3,157,924
GoldenTree Loan Management US CLO 5, Ltd. 144A FRB Ser. 21-5A, Class BR, (BBA LIBOR USD 3 Month + 1.55%), 1.804%, 10/20/32	5,950,000	5,953,416
Golub Capital Partners 48 LP 144A FRB Ser. 20-48A, Class A1, (BBA LIBOR USD 3 Month + 1.31%), 1.551%, 4/17/33	3,424,000	3,425,380
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 20-3A, Class A1A, (BBA LIBOR USD 3 Month + 1.45%), 1.749%, 11/30/32 (Cayman Islands)	3,443,000	3,449,401
HalseyPoint CLO II, Ltd. 144A FRB Ser. 20-2A, Class B, (BBA LIBOR USD 3 Month + 1.64%), 1.894%, 7/20/31 (Cayman Islands)	7,500,000	7,504,553
ICG US CLO, Ltd. 144A FRB Ser. 20-2RA, Class A2, (BBA LIBOR USD 3 Month + 1.80%), 2.041%, 1/16/33 (Cayman Islands)	4,733,000	4,734,397
ICG US CLO, Ltd. 144A FRB Ser. 21-3A, Class B1R, (BBA LIBOR USD 3 Month + 1.45%), 1.709%, 1/24/32 (Cayman Islands)	2,818,000	2,818,257
Jamestown CLO VI, Ltd. 144A FRB Ser. 18-6RA, Class A2B, (BBA LIBOR USD 3 Month + 1.78%), 2.038%, 4/25/30 (Cayman Islands)	3,443,000	3,444,432
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 21-26A, Class A1R, (BBA LIBOR USD 3 Month + 1.12%), 1.378%, 7/25/34	2,470,000	2,470,727
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (BBA LIBOR USD 3 Month + 1.32%), 1.561%, 4/15/32 (Cayman Islands)	1,976,000	1,981,161
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.29%), 1.461%, 1/15/35 (Cayman Islands)	250,000	249,853
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (BBA LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	1,777,000	1,778,137
Niagara Park CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.00%), 1.241%, 7/17/32 (Cayman Islands)	2,042,000	2,042,376
Oaktree CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.401%, 7/15/34 (Cayman Islands)	3,600,000	3,602,084
OCP CLO, Ltd. 144A FRB Ser. 21-19A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.404%, 10/20/34 (Cayman Islands)	2,642,000	2,640,494
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.391%, 7/15/34 (Cayman Islands)	3,917,000	3,919,268
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.401%, 10/15/34 (Cayman Islands)	2,560,000	2,561,730
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.601%, 1/15/36	6,384,000	6,397,528
Signal Peak CLO 8, Ltd. 144A FRB Ser. 20-8A, Class A, (BBA LIBOR USD 3 Month + 1.27%), 1.524%, 4/20/33 (Cayman Islands)	2,993,000	2,995,418
Sound Point CLO XXIX, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.07%), 1.328%, 4/25/34 (Cayman Islands)	4,614,000	4,604,149
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.424%, 7/20/34 (Cayman Islands)	3,850,000	3,850,554
Trinitas CLO XVI, Ltd. 144A FRB Ser. 21-16A, Class A1, (BBA LIBOR USD 3 Month + 1.18%), 1.434%, 7/20/34 (Cayman Islands)	5,402,000	5,405,144
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD 3 Month + 1.49%), 1.731%, 7/15/32	1,858,000	1,860,791

Total collateralized loan obligations (cost $117,066,123)		$116,902,899

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$196,510,100	$24,459,612
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	196,510,100	5,301,843
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	269,809,400	148,395
Deutsche Bank AG
(1.50)/3 month USD-LIBOR-BBA/Feb-57	Feb-27/1.50	10,500,000	1,896,405
1.50/3 month USD-LIBOR-BBA/Feb-57	Feb-27/1.50	10,500,000	920,115
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	18,691,900	4,375,026
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	4,314,091
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	18,691,900	3,713,146
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	2,137,637
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	915,473
NatWest Markets PLC
(1.465)/3 month USD-LIBOR-BBA/Feb-52 (United Kingdom)	Feb-22/1.465	9,000,000	1,008,450
1.465/3 month USD-LIBOR-BBA/Feb-52 (United Kingdom)	Feb-22/1.465	9,000,000	2,519

Total purchased swap options outstanding (cost $41,549,891)			$49,192,712

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.2%)(a)
		Principal amount	Value
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$410,000	$403,577
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		420,000	412,125
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		750,000	823,125
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		780,000	833,625
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		730,000	827,725
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		290,000	289,078
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	200,600
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		420,000	407,627
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	810,000	907,247
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		$410,000	411,911
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		330,000	410,408

Total foreign government and agency bonds and notes (cost $6,173,707)			$5,927,048

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,151,470
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	1,085,396
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	1,119,741

Total municipal bonds and notes (cost $2,293,929)		$3,356,607

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	$110,000	$114,018
AmWINS Group, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 2/19/28	119,698	118,704
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 3/11/28	59,849	59,251
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.355%, 7/31/27	119,698	118,861
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.105%, 5/17/25	120,000	119,000
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.354%, 9/15/23	60,000	59,959
Buckeye Partners LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 2.356%, 11/1/26	59,849	59,556
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.105%, 1/15/25	119,688	118,581
CommScope, Inc. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.25%), 3.355%, 2/7/26	119,694	117,500
Core & Main LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.608%, 6/10/28	119,400	118,654
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.356%, 7/17/25	119,373	117,467
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	107,525	107,593
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 2.606%, 1/2/26	60,000	59,708
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.105%, 11/15/27	113,045	111,590
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.724%, 3/1/26	119,645	118,720
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.278%, 6/30/25	120,000	119,900
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.605%, 7/2/25	60,000	58,867
Proofpoint, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 6/9/28	60,000	59,666
Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.105%, 2/22/24	59,844	58,947
Spectrum Brands, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.50%, 3/3/28	119,698	119,325
SS&C Technologies, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 1.75%), 1.855%, 4/16/25	118,281	116,937
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.105%, 10/1/25	112,675	111,858
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.091%, 5/3/26	229,413	227,883
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 2.355%, 12/9/25	229,415	226,877
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	109,724	109,678
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.852%, 3/2/27	119,698	119,032
Virgin Media Bristol, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 2.606%, 1/31/28	60,000	59,434

Total senior loans (cost $2,919,084)		$2,907,566

SHORT-TERM INVESTMENTS (23.5%)(a)
		Principal amount/shares	Value
ABN AMRO Funding USA, LLC commercial paper 0.130%, 2/15/22		$10,000,000	$9,999,458
Atlantic Asset Securitization, LLC asset backed commercial paper 0.170%, 2/15/22		16,000,000	15,999,400
Australia & New Zealand Banking Group, Ltd. commercial paper 0.120%, 2/22/22		17,000,000	16,999,273
CAFCO, LLC asset backed commercial paper 0.230%, 4/22/22		15,750,000	15,740,219
Canadian Imperial Bank of Commerce commercial paper 0.200%, 3/4/22		20,000,000	19,998,382
Chariot Funding, LLC asset backed commercial paper 0.220%, 3/24/22		20,000,000	19,994,424
FMS Wertmanagement commercial paper 0.140%, 2/23/22		9,500,000	9,499,411
ING (U.S.) Funding, LLC commercial paper 0.240%, 4/6/22		10,000,000	9,996,876
Liberty Street Funding, LLC asset backed commercial paper 0.140%, 3/1/22		20,000,000	19,998,115
Lloyds Bank PLC commercial paper 0.180%, 3/31/22		20,000,000	19,994,854
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.150%, 2/16/22		19,031,000	19,030,239
Matchpoint Finance PLC asset backed commercial paper 0.200%, 3/2/22		20,000,000	19,998,000
MetLife Short Term Funding, LLC asset backed commercial paper 0.140%, 2/28/22		11,735,000	11,734,598
Mitsubishi UFJ Trust & Banking Corp./Singapore commercial paper 0.175%, 2/18/22		20,000,000	19,999,210
Mizuho Bank, Ltd./New York, NY commercial paper 0.215%, 3/8/22		8,350,000	8,349,148
National Australia Bank, Ltd. commercial paper 0.220%, 3/7/22		10,000,000	9,999,047
National Bank of Canada commercial paper 0.160%, 2/11/22		7,500,000	7,499,817
National Bank of Canada commercial paper 0.080%, 2/1/22		6,000,000	5,999,987
Nationwide Building Society commercial paper 0.105%, 2/22/22		15,000,000	14,998,992
Nordea Bank ABP commercial paper 0.140%, 2/18/22		6,000,000	5,999,775
Prudential PLC commercial paper 0.085%, 2/11/22		16,900,000	16,899,587
Putnam Short Term Investment Fund Class P 0.16%(AFF)	Shares	108,474,088	108,474,088
Sheffield Receivables Co., LLC asset backed commercial paper 0.150%, 3/15/22		$10,000,000	9,998,053
Skandinaviska Enskilda Banken AB commercial paper 0.220%, 3/24/22		15,000,000	14,997,465
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	3,970,000	3,970,000
Sumitomo Mitsui Trust Bank, Ltd. commercial paper 0.300%, 4/18/22		$20,000,000	19,991,145
Swedbank AB commercial paper 0.095%, 2/10/22		15,000,000	14,999,692
Toronto-Dominion Bank (The) commercial paper 0.090%, 2/22/22		10,000,000	9,999,572
TotalEnergies Capital Canada, Ltd. commercial paper 0.090%, 2/25/22		17,800,000	17,798,850
U.S. Treasury Bills 0.052%, 5/19/22(SEG)(SEGSF)(SEGCCS)		24,900,000	24,880,184
U.S. Treasury Bills 0.046%, 2/17/22(SEG)(SEGSF)(SEGTBA)		29,567,000	29,566,603
U.S. Treasury Bills 0.053%, 4/7/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		29,059,000	29,051,720
U.S. Treasury Bills 0.048%, 3/24/22(SEGSF)(SEGCCS)		26,200,000	26,197,124
U.S. Treasury Bills 0.046%, 3/3/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		26,800,000	26,799,218
U.S. Treasury Bills 0.038%, 2/3/22(SEG)(SEGSF)(SEGTBA)		22,300,000	22,299,958
U.S. Treasury Bills 0.042%, 2/24/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		25,800,000	25,799,419
U.S. Treasury Bills 0.042%, 2/24/22(i)		211,000	211,000
U.S. Treasury Bills 0.051%, 3/10/22(SEGSF)(SEGCCS)		30,900,000	30,898,960
U.S. Treasury Bills 0.041%, 2/10/22(SEG)(SEGSF)(SEGTBA)		9,800,000	9,799,920
U.S. Treasury Cash Management Bills 0.193%, 5/3/22(SEGSF)(SEGCCS)(SEGTBA)		2,000,000	1,998,914

Total short-term investments (cost $726,466,058)			$726,460,697
TOTAL INVESTMENTS

Total investments (cost $5,536,642,628)			$5,373,593,398

	FORWARD CURRENCY CONTRACTS at 1/31/22 (aggregate face value $985,599) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		Euro	Sell	3/16/22	$975,271	$985,599	$10,328

	Unrealized appreciation						10,328

	Unrealized (depreciation)						—

	Total						$10,328
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Dollar 90 day (Long)	2,000	$2,000,000,000	$497,450,000	Mar-22	$(1,006,000)
U.S. Treasury Bond 30 yr (Long)	310	48,243,750	48,243,750	Mar-22	(722,523)
U.S. Treasury Bond Ultra 30 yr (Long)	1,188	224,457,750	224,457,750	Mar-22	(4,642,967)
U.S. Treasury Note 2 yr (Long)	84	18,199,125	18,199,125	Mar-22	(143,063)
U.S. Treasury Note 2 yr (Short)	3,229	699,583,031	699,583,031	Mar-22	5,519,301
U.S. Treasury Note 5 yr (Long)	1,672	199,307,625	199,307,625	Mar-22	(1,275,535)
U.S. Treasury Note 10 yr (Long)	2,413	308,788,594	308,788,594	Mar-22	(2,359,008)
U.S. Treasury Note Ultra 10 yr (Long)	22	3,142,219	3,142,219	Mar-22	(25,781)
U.S. Treasury Note Ultra 10 yr (Short)	121	17,282,203	17,282,203	Mar-22	141,525

Unrealized appreciation					5,660,826

Unrealized (depreciation)					(10,174,877)

Total					$(4,514,051)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/22 (premiums $94,531,305) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$269,809,400	$2,838,395
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	3,154,472
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	28,555,398
Citibank, N.A.
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395	2,270,400	57,305
(1.247)/3 month USD-LIBOR-BBA/Feb-26	Feb-24/1.247	66,000,000	269,280
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	564,047
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	802,943
1.247/3 month USD-LIBOR-BBA/Feb-26	Feb-24/1.247	66,000,000	1,122,660
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	1,442,899
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	9,376,430
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	17,130,300	251,644
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	30,174,400	407,053
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	921,762
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	30,174,400	1,693,689
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	17,130,300	1,873,541
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	11,290,632
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	266,958
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	335,964
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	344,881
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	1,405,176
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	1,440,981
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	1,564,317
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	18,691,900	3,392,206
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	18,691,900	3,918,196
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	3,963,964
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	18,691,900	4,061,002
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	14,815,576
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	2,457,900	113,383
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	4,915,900	1,087,938
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	647,852
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	759,884
Wells Fargo Bank, N.A.
(1.47)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/1.47	14,000,000	287,280
1.47/3 month USD-LIBOR-BBA/Feb-34	Feb-24/1.47	14,000,000	978,038

Total			$104,005,746

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	$19,218,800	$(2,503,249)	$1,042,812
(1.3925)/Secured Overnight Financing Rate/Dec-25 (Purchased)	Dec-23/1.3925	335,906,400	(3,073,544)	1,004,360
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	123,779,800	(148,536)	971,671
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	260,109,800	(1,680,960)	561,837
(1.39)/Secured Overnight Financing Rate/Dec-26 (Purchased)	Dec-24/1.39	144,600,800	(1,662,909)	354,272
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	73,993,400	(682,589)	326,311
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	21,554,700	(1,060,183)	153,038
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	61,584,900	(2,974,551)	141,645
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485	47,731,200	(2,880,578)	10,501
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	260,109,800	(1,680,960)	(44,219)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	14,414,200	(326,110)	(92,107)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	24,756,000	(321,828)	(208,198)
1.39/Secured Overnight Financing Rate/Dec-26 (Purchased)	Dec-24/1.39	144,600,800	(1,662,909)	(396,206)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	73,993,400	(682,589)	(643,003)
1.3925/Secured Overnight Financing Rate/Dec-25 (Purchased)	Dec-23/1.3925	335,906,400	(3,073,544)	(792,739)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	(1,074,523)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	14,414,200	(6,777,208)	(5,359,488)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	260,109,800	1,095,713	421,378
(1.6125)/Secured Overnight Financing Rate/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	357,127
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	12,378,000	346,584	85,656
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	123,169,700	1,690,504	56,658
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	30,792,400	480,361	(36,027)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415	147,966,600	3,125,794	(384,713)
1.6125/Secured Overnight Financing Rate/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	(405,514)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	247,559,600	80,457	(995,190)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	260,109,800	1,095,713	(1,542,451)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	41,524,500	(5,030,693)	814,295
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	41,524,500	(5,030,693)	(529,853)
Citibank, N.A.
(1.37)/Secured Overnight Financing Rate/Mar-32 (Purchased)	Mar-22/1.37	74,871,100	(1,115,579)	1,027,231
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	147,213,700	(4,799,167)	937,751
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	12,950,900	(411,515)	668,914
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	27,212,800	(2,349,825)	457,719
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	293,824
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194	19,585,600	(480,386)	188,805
(1.826)/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.826	38,370,100	(2,833,632)	118,564
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	126,213,700	(1,682,429)	94,660
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	7,183,900	(523,347)	89,440
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	51,600
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	(2,150)
1.826/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.826	38,370,100	(2,833,632)	(58,323)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	7,183,900	(523,347)	(70,833)
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	126,213,700	(1,682,429)	(93,398)
1.458/Secured Overnight Financing Rate/Apr-27 (Purchased)	Apr-22/1.458	59,312,200	(474,498)	(134,639)
1.606/Secured Overnight Financing Rate/Feb-32 (Purchased)	Feb-22/1.606	81,038,400	(700,982)	(136,955)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	27,212,800	(2,349,825)	(317,029)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	12,950,900	(411,515)	(354,725)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(451,598)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	147,213,700	(4,799,167)	(852,367)
1.37/Secured Overnight Financing Rate/Mar-32 (Purchased)	Mar-22/1.37	74,871,100	(1,115,579)	(874,494)
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	126,213,700	956,700	609,612
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	386,394
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	18,485,500	2,210,866	86,697
(1.208)/Secured Overnight Financing Rate/Apr-27 (Written)	Apr-22/1.208	59,312,200	195,730	74,733
(1.356)/Secured Overnight Financing Rate/Feb-32 (Written)	Feb-22/1.356	81,038,400	109,402	25,932
1.856/Secured Overnight Financing Rate/Feb-32 (Written)	Feb-22/1.856	81,038,400	141,817	(29,984)
1.708/Secured Overnight Financing Rate/Apr-27 (Written)	Apr-22/1.708	59,312,200	207,593	(55,160)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	(92,196)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	18,485,500	2,210,866	(168,033)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075	94,010,900	498,258	(1,050,102)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	126,213,700	956,700	(1,163,690)
Deutsche Bank AG
(1.724)/Secured Overnight Financing Rate/Jan-47 (Purchased)	Jan-37/1.724	47,962,700	(3,959,321)	24,941
1.724/Secured Overnight Financing Rate/Jan-47 (Purchased)	Jan-37/1.724	47,962,700	(3,959,321)	(42,687)
Goldman Sachs International
(1.557)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557	56,967,300	(791,845)	770,768
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	352,579
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,073,110)	(35,809)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,749,509)	(79,810)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(442,544)
1.557/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557	56,967,300	(791,845)	(788,997)
(1.71)/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71	18,108,500	2,451,891	394,584
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41	39,298,600	573,760	(316,354)
1.71/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71	18,108,500	2,451,891	(486,032)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07	54,026,200	1,118,342	(719,629)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	2,335,576
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	56,013,300	(3,831,310)	429,062
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	371,288
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	334,308
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	256,117
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	14,489,200	(859,210)	184,592
1.905/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.905	25,335,900	(1,849,521)	58,273
(1.544)/Secured Overnight Financing Rate/Jan-62 (Purchased)	Jan-32/1.544	9,501,000	(1,596,168)	41,709
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	28,140
(1.905)/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.905	25,335,900	(1,849,521)	21,282
1.544/Secured Overnight Financing Rate/Jan-62 (Purchased)	Jan-32/1.544	9,501,000	(1,596,168)	12,351
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	(47,225)
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	56,013,300	(3,831,310)	(58,254)
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	(118,028)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	14,489,200	(859,210)	(169,524)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	(388,192)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(413,303)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(4,662,470)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	867,381
(1.81)/Secured Overnight Financing Rate/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	6,030
1.81/Secured Overnight Financing Rate/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	(21,397)
(1.70)/Secured Overnight Financing Rate/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	(63,313)
1.70/Secured Overnight Financing Rate/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	(79,611)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	(1,158,054)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	266,683
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	233,431
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(115,070)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(526,922)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	75,101,900	(2,581,628)	1,661,254
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	30,040,600	(1,571,123)	253,543
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	3,001,800	(209,376)	41,005
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	3,001,800	(209,376)	(20,983)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	30,040,600	(1,571,123)	(94,928)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	75,101,900	(2,581,628)	(1,637,972)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	12,974,800	1,706,186	242,759
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	7,804,700	212,678	173,186
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	7,804,700	212,678	106,066
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	12,974,800	1,706,186	(179,441)
UBS AG
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	1,269,219
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	1,008,539
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	920,569
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	623,155
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	15,020,300	(1,355,582)	215,842
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	25,177,700	(1,170,763)	22,660
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	25,177,700	(1,170,763)	(1,762)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	(415,992)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	(530,403)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	(664,139)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	15,020,300	(1,355,582)	(679,368)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	(772,695)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	33,323,900	885,583	548,178
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	33,323,900	885,583	(1,005,382)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	105,142,300	(2,152,789)	1,765,339
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	75,101,900	(1,541,466)	1,298,512
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	478,533
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	32,946,100	(2,230,451)	364,054
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	44,430,800	(2,215,986)	224,376
(1.8225)/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.8225	14,388,800	(1,061,893)	47,051
1.8225/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.8225	14,388,800	(1,061,893)	(23,166)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	32,946,100	(2,230,451)	(106,745)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	44,430,800	(2,215,986)	(218,600)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	75,101,900	(1,541,466)	(696,195)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	105,142,300	(2,152,789)	(941,024)
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	(2,911,230)
(1.62)/Secured Overnight Financing Rate/Jan-27 (Written)	Jan-25/1.62	110,314,200	1,213,456	(2,206)
1.62/Secured Overnight Financing Rate/Jan-27 (Written)	Jan-25/1.62	110,314,200	1,213,456	(101,490)

Unrealized appreciation				29,666,372

Unrealized (depreciation)				(40,146,853)

Total				$(10,480,481)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/22 (proceeds receivable $861,428,242) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 2/1/52	$1,000,000	2/22/22	$1,052,721
Uniform Mortgage-Backed Securities, 3.50%, 2/1/52	149,000,000	2/14/22	155,320,818
Uniform Mortgage-Backed Securities, 3.00%, 2/1/52	569,000,000	2/14/22	581,446,989
Uniform Mortgage-Backed Securities, 2.50%, 2/1/52	123,000,000	2/14/22	122,798,145

Total			$860,618,673

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$29,998,000	$212,086	(E)	$14,991	3/16/24	0.90% — Annually	Secured Overnight Financing Rate — Annually	$227,077
		539,130,000	3,811,649	(E)	(288,750)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	(4,100,399)
		1,138,248,000	13,158,147	(E)	5,117,070	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	18,275,217
		2,660,000	30,750	(E)	(12,174)	3/16/27	Secured Overnight Financing Rate — Annually	1.25% — Annually	(42,924)
		5,346,000	108,096	(E)	35,028	3/16/32	1.40% — Annually	Secured Overnight Financing Rate — Annually	143,124
		222,266,000	4,494,219	(E)	(1,470,066)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(5,964,285)
		53,789,000	947,762	(E)	(1,971,091)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(2,918,853)
		149,706,000	1,229,086		7,233	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	1,128,573
		11,819,000	201,396		1,016	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	188,784
		10,552,000	299,255		(2,745)	12/23/31	Secured Overnight Financing Rate — Annually	1.285% — Annually	(287,488)
		100,453,000	5,484,734		(178,865)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(5,508,482)
		60,378,000	493,288		(6,144)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	444,472
		30,500,000	504,165		(4,083)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	465,343
		89,191,000	2,530,349		(39,816)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	2,370,682
		60,760,000	3,346,053		(32,837)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	3,221,612
		33,203,000	990,778		(440)	12/30/31	1.27% — Annually	Secured Overnight Financing Rate — Annually	953,104
		8,959,000	216,808		(119)	12/31/31	1.331% — Annually	Secured Overnight Financing Rate — Annually	206,473
		74,741,900	1,800,532		(991)	1/7/32	Secured Overnight Financing Rate — Annually	1.333% — Annually	(1,734,806)
		10,724,000	362,257		(1,748)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	346,431
		25,659,000	378,983		(3,404)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(357,598)
		1,020,000	15,239		(8)	1/3/27	Secured Overnight Financing Rate — Annually	1.1325% — Annually	(14,388)
		60,127,000	891,082		(486)	1/3/27	1.135% — Annually	Secured Overnight Financing Rate — Annually	839,672
		3,024,000	33,052		(24)	1/6/27	1.2165% — Annually	Secured Overnight Financing Rate — Annually	30,471
		621,000	9,352		(21)	1/6/52	Secured Overnight Financing Rate — Annually	1.604% — Annually	(8,675)
		792,000	8,799		(6)	1/7/27	1.213% — Annually	Secured Overnight Financing Rate — Annually	8,152
		1,135,000	12,610		(9)	1/7/27	Secured Overnight Financing Rate — Annually	1.213% — Annually	(11,701)
		1,713,000	11,169		(23)	1/10/32	1.5225% — Annually	Secured Overnight Financing Rate — Annually	9,599
		533,000	3,401		(7)	1/10/32	Secured Overnight Financing Rate — Annually	1.524% — Annually	(2,926)
		60,249,000	309,680		(227)	1/11/24	Secured Overnight Financing Rate — Annually	0.8745% — Annually	(280,746)
		76,540,000	185,992		(1,015)	1/11/32	Secured Overnight Financing Rate — Annually	1.5665% — Annually	(119,064)
		876,000	1,253		(12)	1/12/32	Secured Overnight Financing Rate — Annually	1.608% — Annually	2,002
		2,485,000	3,554		(33)	1/12/32	1.608% — Annually	Secured Overnight Financing Rate — Annually	(5,745)
		56,279,000	284,772		(212)	1/12/24	Secured Overnight Financing Rate — Annually	0.88% — Annually	(258,861)
		76,447,000	59,629		(1,014)	1/12/32	Secured Overnight Financing Rate — Annually	1.601% — Annually	124,721
		424,000	2,951		(6)	1/14/32	1.518% — Annually	Secured Overnight Financing Rate — Annually	2,634
		422,000	2,642		(6)	1/14/32	1.5255% — Annually	Secured Overnight Financing Rate — Annually	2,324
		61,434,000	390,106		(815)	1/14/32	Secured Overnight Financing Rate — Annually	1.5245% — Annually	(345,526)
		61,434,000	387,034		(815)	1/14/32	Secured Overnight Financing Rate — Annually	1.525% — Annually	(342,439)
		61,434,000	393,178		(815)	1/14/32	Secured Overnight Financing Rate — Annually	1.524% — Annually	(348,613)
		5,755,500	2,302	(E)	(128)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	(2,430)
		36,552,000	337,375		(484)	1/18/32	Secured Overnight Financing Rate — Annually	1.4941% — Annually	(317,221)
		36,552,000	317,271		(484)	1/18/32	Secured Overnight Financing Rate — Annually	1.50% — Annually	(297,084)
		36,552,000	315,444		(484)	1/18/32	Secured Overnight Financing Rate — Annually	1.5005% — Annually	(295,199)
		34,264,000	257,323		(454)	1/19/32	1.5125% — Annually	Secured Overnight Financing Rate — Annually	238,667
		3,619,000	16,792		(14)	1/19/24	Secured Overnight Financing Rate — Annually	0.9085% — Annually	(15,673)
		31,584,000	76,749		(420)	1/19/32	Secured Overnight Financing Rate — Annually	1.567% — Annually	(59,815)
		1,026,000	123		(8)	1/20/27	Secured Overnight Financing Rate — Annually	1.448% — Annually	596
		4,499,000	765		(36)	1/20/27	1.449% — Annually	Secured Overnight Financing Rate — Annually	(2,913)
		1,113,000	2,282		(9)	1/21/27	Secured Overnight Financing Rate — Annually	1.488% — Annually	2,764
		43,336,000	84,939		(351)	1/21/27	1.48613% — Annually	Secured Overnight Financing Rate — Annually	(104,377)
		9,319,000	25,814		(318)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	(30,785)
		1,540,000	693		(12)	1/24/27	Secured Overnight Financing Rate — Annually	1.437% — Annually	(227)
		627,000	339		(5)	1/24/27	1.435% — Annually	Secured Overnight Financing Rate — Annually	139
		53,316,000	152,484		(201)	1/25/24	1.005% — Annually	Secured Overnight Financing Rate — Annually	142,264
		43,486,000	83,058		(576)	1/25/32	1.573% — Annually	Secured Overnight Financing Rate — Annually	69,508
		55,220,000	165,660		(208)	1/25/24	0.9975% — Annually	Secured Overnight Financing Rate — Annually	155,156
		45,039,000	132,415		(597)	1/25/32	1.562% — Annually	Secured Overnight Financing Rate — Annually	118,476
		1,085,000	8,398		(14)	1/26/32	Secured Overnight Financing Rate — Annually	1.5105% — Annually	(8,146)
		1,766,000	5,987		(7)	1/26/24	0.979% — Annually	Secured Overnight Financing Rate — Annually	5,705
		44,970,000	155,147		(170)	1/26/24	0.976% — Annually	Secured Overnight Financing Rate — Annually	147,937
		30,633,000	200,033		(406)	1/26/32	1.5235% — Annually	Secured Overnight Financing Rate — Annually	192,037
		44,970,000	199,667		(170)	1/26/24	0.926% — Annually	Secured Overnight Financing Rate — Annually	192,831
		30,633,000	228,522		(406)	1/26/32	1.5135% — Annually	Secured Overnight Financing Rate — Annually	220,576
		28,734,000	281,593		(980)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(265,957)
		2,448,000	9,474		(9)	1/27/24	0.9575% — Annually	Secured Overnight Financing Rate — Annually	9,150
		1,671,000	6,483		(22)	1/27/32	1.552% — Annually	Secured Overnight Financing Rate — Annually	6,109
		482,000	2,130		(6)	1/31/32	Secured Overnight Financing Rate — Annually	1.641% — Annually	2,146
		39,272,000	192,040		(521)	1/31/32	1.646% — Annually	Secured Overnight Financing Rate — Annually	(194,357)
		2,091,000	2,154		(17)	2/1/27	Secured Overnight Financing Rate — Annually	1.46904% — Annually	2,137
		733,000	865		(6)	2/1/27	1.472% — Annually	Secured Overnight Financing Rate — Annually	(871)
		15,082,000	45,698		(517)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	44,591

	Total				$1,148,471				$6,292,682
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,936,746	$8,494,122	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(322,157)
6,989,566	6,835,272	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(133,156)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(455,313)

	Total	$—			Total	$(455,313)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$85,739,000	$3,268,371	$(1,560)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(3,269,931)
	179,104,000	5,050,733	(1,809)	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(5,052,541)

Total			$(3,369)				$(8,322,472)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$13,534	$197,649	$49,175	5/11/63	300 bp — Monthly	$(35,526)
	CMBX NA BBB-.6 Index	B+/P	26,395	437,223	108,781	5/11/63	300 bp — Monthly	(82,131)
	CMBX NA BBB-.6 Index	B+/P	54,079	874,445	217,562	5/11/63	300 bp — Monthly	(162,973)
	CMBX NA BBB-.6 Index	B+/P	51,528	902,396	224,516	5/11/63	300 bp — Monthly	(172,462)
	Citigroup Global Markets, Inc.
	CMBX NA A.13 Index	A-/P	(39,677)	2,415,000	9,419	12/16/72	200 bp — Monthly	(29,319)
	CMBX NA A.6 Index	BBB+/P	14,357	93,000	8,063	5/11/63	200 bp — Monthly	6,330
	CMBX NA A.6 Index	BBB+/P	18,755	124,000	10,751	5/11/63	200 bp — Monthly	8,052
	CMBX NA A.6 Index	BBB+/P	29,025	180,000	15,606	5/11/63	200 bp — Monthly	13,489
	CMBX NA A.6 Index	BBB+/P	26,554	219,000	18,987	5/11/63	200 bp — Monthly	7,652
	CMBX NA A.6 Index	BBB+/P	37,103	310,000	26,877	5/11/63	200 bp — Monthly	10,347
	CMBX NA A.6 Index	BBB+/P	66,178	543,000	47,078	5/11/63	200 bp — Monthly	19,311
	CMBX NA A.6 Index	BBB+/P	74,013	620,000	53,754	5/11/63	200 bp — Monthly	20,500
	CMBX NA A.6 Index	BBB+/P	108,726	918,000	79,591	5/11/63	200 bp — Monthly	29,492
	CMBX NA A.6 Index	BBB+/P	245,723	1,467,000	127,189	5/11/63	200 bp — Monthly	119,104
	CMBX NA A.6 Index	BBB+/P	176,250	1,500,000	130,050	5/11/63	200 bp — Monthly	46,783
	CMBX NA A.6 Index	BBB+/P	326,183	1,962,000	170,105	5/11/63	200 bp — Monthly	156,840
	CMBX NA A.6 Index	BBB+/P	364,258	2,871,000	248,916	5/11/63	200 bp — Monthly	116,459
	CMBX NA A.6 Index	BBB+/P	463,891	3,886,000	336,916	5/11/63	200 bp — Monthly	128,486
	CMBX NA A.6 Index	BBB+/P	460,248	3,886,000	336,916	5/11/63	200 bp — Monthly	124,843
	CMBX NA A.6 Index	BBB+/P	498,339	4,381,000	379,833	5/11/63	200 bp — Monthly	120,210
	CMBX NA A.6 Index	BBB+/P	646,875	5,000,000	433,500	5/11/63	200 bp — Monthly	215,319
	CMBX NA A.6 Index	BBB+/P	562,500	5,000,000	433,500	5/11/63	200 bp — Monthly	130,944
	CMBX NA A.6 Index	BBB+/P	1,092,341	8,827,000	765,301	5/11/63	200 bp — Monthly	330,473
	CMBX NA BB.11 Index	BB-/P	1,234,525	2,185,000	205,609	11/18/54	500 bp — Monthly	1,031,041
	CMBX NA BB.13 Index	BB-/P	57,085	571,000	63,038	12/16/72	500 bp — Monthly	(5,398)
	CMBX NA BB.13 Index	BB-/P	249,052	2,639,000	291,346	12/16/72	500 bp — Monthly	(39,728)
	CMBX NA BB.6 Index	CCC+/P	624,884	3,692,160	1,595,382	5/11/63	500 bp — Monthly	(966,901)
	CMBX NA BB.7 Index	B/P	132,687	2,600,000	861,380	1/17/47	500 bp — Monthly	(726,165)
	CMBX NA BB.9 Index	B/P	7,533	37,000	9,228	9/17/58	500 bp — Monthly	(1,659)
	CMBX NA BB.9 Index	B/P	516,275	2,528,000	630,483	9/17/58	500 bp — Monthly	(111,751)
	CMBX NA BBB-.10 Index	BB+/P	288,987	2,649,000	274,436	11/17/59	300 bp — Monthly	16,095
	CMBX NA BBB-.12 Index	BBB-/P	37,494	899,000	65,267	8/17/61	300 bp — Monthly	(27,249)
	CMBX NA BBB-.12 Index	BBB-/P	152,455	2,587,000	187,816	8/17/61	300 bp — Monthly	(33,852)
	CMBX NA BBB-.14 Index	BBB-/P	18,956	464,000	31,320	12/16/72	300 bp — Monthly	(12,093)
	CMBX NA BBB-.14 Index	BBB-/P	40,291	908,000	61,290	12/16/72	300 bp — Monthly	(20,469)
	CMBX NA BBB-.14 Index	BBB-/P	69,656	1,393,000	94,028	12/16/72	300 bp — Monthly	(23,559)
	CMBX NA BBB-.14 Index	BBB-/P	52,503	1,685,000	113,738	12/16/72	300 bp — Monthly	(60,252)
	CMBX NA BBB-.14 Index	BBB-/P	70,287	2,161,000	145,868	12/16/72	300 bp — Monthly	(74,320)
	CMBX NA BBB-.14 Index	BBB-/P	139,913	3,308,000	223,290	12/16/72	300 bp — Monthly	(81,447)
	CMBX NA BBB-.14 Index	BBB-/P	150,037	3,494,000	235,845	12/16/72	300 bp — Monthly	(83,769)
	CMBX NA BBB-.14 Index	BBB-/P	181,972	3,678,000	248,265	12/16/72	300 bp — Monthly	(64,147)
	CMBX NA BBB-.6 Index	B+/P	658,663	2,286,934	568,989	5/11/63	300 bp — Monthly	91,007
	CMBX NA BBB-.6 Index	B+/P	658,663	2,286,934	568,989	5/11/63	300 bp — Monthly	91,007
	CMBX NA BBB-.6 Index	B+/P	1,215,720	3,677,461	914,952	5/11/63	300 bp — Monthly	302,913
	CMBX NA BBB-.6 Index	B+/P	307,697	3,842,169	955,932	5/11/63	300 bp — Monthly	(645,993)
	CMBX NA BBB-.6 Index	B+/P	1,348,826	4,573,868	1,137,978	5/11/63	300 bp — Monthly	213,516
	CMBX NA BBB-.6 Index	B+/P	1,553,786	5,652,949	1,406,454	5/11/63	300 bp — Monthly	150,629
	CMBX NA BBB-.6 Index	B+/P	427,327	6,265,859	1,558,946	5/11/63	300 bp — Monthly	(1,127,964)
	CMBX NA BBB-.6 Index	B+/P	6,530,593	102,372,980	25,470,398	5/11/63	300 bp — Monthly	(18,880,087)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	11,938	287,000	15,756	1/17/47	200 bp — Monthly	(3,706)
	CMBX NA A.7 Index	BBB+/P	102,321	2,780,000	152,622	1/17/47	200 bp — Monthly	(49,220)
	CMBX NA BB.7 Index	B/P	97,913	732,000	242,512	1/17/47	500 bp — Monthly	(143,887)
	CMBX NA BBB-.6 Index	B+/P	2,510,958	26,675,571	6,636,882	5/11/63	300 bp — Monthly	(4,110,363)
	CMBX NA BBB-.7 Index	BB-/P	143,564	2,186,000	423,647	1/17/47	300 bp — Monthly	(278,808)
	Goldman Sachs International
	CMBX NA A.6 Index	BBB+/P	17,089	147,000	12,745	5/11/63	200 bp — Monthly	4,401
	CMBX NA A.6 Index	BBB+/P	9,878	154,000	13,352	5/11/63	200 bp — Monthly	(3,414)
	CMBX NA A.6 Index	BBB+/P	5,271	168,000	14,566	5/11/63	200 bp — Monthly	(9,230)
	CMBX NA A.6 Index	BBB+/P	19,694	230,000	19,941	5/11/63	200 bp — Monthly	(158)
	CMBX NA A.6 Index	BBB+/P	18,786	361,000	31,299	5/11/63	200 bp — Monthly	(12,372)
	CMBX NA A.6 Index	BBB+/P	82,795	571,000	49,506	5/11/63	200 bp — Monthly	33,511
	CMBX NA A.6 Index	BBB+/P	(1,095)	602,000	52,193	5/11/63	200 bp — Monthly	(53,054)
	CMBX NA A.6 Index	BBB+/P	(365)	602,000	52,193	5/11/63	200 bp — Monthly	(52,324)
	CMBX NA A.6 Index	BBB+/P	(6,903)	727,000	63,031	5/11/63	200 bp — Monthly	(69,652)
	CMBX NA A.6 Index	BBB+/P	61,757	1,106,000	95,890	5/11/63	200 bp — Monthly	(33,703)
	CMBX NA BB.13 Index	BB-/P	5,770	60,000	6,624	12/16/72	500 bp — Monthly	(796)
	CMBX NA BBB-.11 Index	BBB-/P	254	4,000	262	11/18/54	300 bp — Monthly	(5)
	CMBX NA BBB-.11 Index	BBB-/P	318	5,000	327	11/18/54	300 bp — Monthly	(7)
	CMBX NA BBB-.14 Index	BBB-/P	22,534	506,000	34,155	12/16/72	300 bp — Monthly	(11,326)
	CMBX NA BBB-.14 Index	BBB-/P	47,935	1,265,000	85,388	12/16/72	300 bp — Monthly	(36,715)
	CMBX NA BBB-.14 Index	BBB-/P	101,081	2,071,000	139,793	12/16/72	300 bp — Monthly	(37,503)
	CMBX NA BBB-.14 Index	BBB-/P	59,885	2,079,000	140,333	12/16/72	300 bp — Monthly	(79,235)
	CMBX NA BBB-.14 Index	BBB-/P	163,322	3,632,000	245,160	12/16/72	300 bp — Monthly	(79,719)
	CMBX NA BBB-.14 Index	BBB-/P	210,860	3,804,000	256,770	12/16/72	300 bp — Monthly	(43,691)
	CMBX NA BBB-.15 Index	BBB-/P	55,975	901,000	56,583	11/18/64	300 bp — Monthly	(232)
	CMBX NA BBB-.6 Index	B+/P	1,869	36,934	9,189	5/11/63	300 bp — Monthly	(7,299)
	CMBX NA BBB-.6 Index	B+/P	6,881	100,821	25,084	5/11/63	300 bp — Monthly	(18,145)
	CMBX NA BBB-.6 Index	B+/P	11,786	111,801	27,816	5/11/63	300 bp — Monthly	(15,965)
	CMBX NA BBB-.6 Index	B+/P	12,607	145,741	36,260	5/11/63	300 bp — Monthly	(23,568)
	CMBX NA BBB-.6 Index	B+/P	43,346	391,304	97,357	5/11/63	300 bp — Monthly	(53,782)
	CMBX NA BBB-.6 Index	B+/P	43,557	400,288	99,592	5/11/63	300 bp — Monthly	(55,801)
	CMBX NA BBB-.6 Index	B+/P	43,389	400,288	99,592	5/11/63	300 bp — Monthly	(55,970)
	CMBX NA BBB-.6 Index	B+/P	39,801	502,107	124,924	5/11/63	300 bp — Monthly	(84,830)
	CMBX NA BBB-.6 Index	B+/P	26,033	533,052	132,623	5/11/63	300 bp — Monthly	(106,280)
	CMBX NA BBB-.6 Index	B+/P	69,817	593,944	147,773	5/11/63	300 bp — Monthly	(77,610)
	CMBX NA BBB-.6 Index	B+/P	206,333	730,701	181,798	5/11/63	300 bp — Monthly	24,960
	CMBX NA BBB-.6 Index	B+/P	206,333	730,701	181,798	5/11/63	300 bp — Monthly	24,960
	CMBX NA BBB-.6 Index	B+/P	71,141	1,399,512	348,199	5/11/63	300 bp — Monthly	(276,242)
	CMBX NA BBB-.6 Index	B+/P	395,645	1,490,350	370,799	5/11/63	300 bp — Monthly	25,715
	CMBX NA BBB-.6 Index	B+/P	137,523	1,551,242	385,949	5/11/63	300 bp — Monthly	(247,521)
	CMBX NA BBB-.6 Index	B+/P	260,372	1,824,756	453,999	5/11/63	300 bp — Monthly	(192,563)
	CMBX NA BBB-.6 Index	B+/P	117,779	1,851,708	460,705	5/11/63	300 bp — Monthly	(341,845)
	CMBX NA BBB-.6 Index	B+/P	217,967	2,458,629	611,707	5/11/63	300 bp — Monthly	(392,306)
	CMBX NA BBB-.6 Index	B+/P	207,367	2,462,621	612,700	5/11/63	300 bp — Monthly	(403,897)
	CMBX NA BBB-.6 Index	B+/P	686,565	2,503,549	622,883	5/11/63	300 bp — Monthly	65,142
	CMBX NA BBB-.6 Index	B+/P	259,403	3,230,257	803,688	5/11/63	300 bp — Monthly	(542,401)
	CMBX NA BBB-.6 Index	B+/P	250,279	3,296,139	820,080	5/11/63	300 bp — Monthly	(567,878)
	CMBX NA BBB-.6 Index	B+/P	245,701	3,327,084	827,779	5/11/63	300 bp — Monthly	(580,136)
	CMBX NA BBB-.6 Index	B+/P	244,226	3,327,084	827,779	5/11/63	300 bp — Monthly	(581,612)
	CMBX NA BBB-.6 Index	B+/P	345,231	4,746,561	1,180,944	5/11/63	300 bp — Monthly	(832,945)
	CMBX NA BBB-.6 Index	B+/P	345,231	4,746,561	1,180,944	5/11/63	300 bp — Monthly	(832,945)
	CMBX NA BBB-.6 Index	B+/P	395,586	5,200,753	1,293,947	5/11/63	300 bp — Monthly	(895,328)
	CMBX NA BBB-.7 Index	BB-/P	7,806	112,000	21,706	1/17/47	300 bp — Monthly	(13,834)
	CMBX NA BBB-.7 Index	BB-/P	49,185	605,000	117,249	1/17/47	300 bp — Monthly	(67,711)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(4,369)	4,202,000	16,388	12/16/72	200 bp — Monthly	13,653
	CMBX NA A.13 Index	A-/P	33,777	419,000	1,634	12/16/72	200 bp — Monthly	35,574
	CMBX NA A.14 Index	A-/P	(5,335)	907,000	7,710	12/16/72	200 bp — Monthly	2,375
	CMBX NA A.6 Index	BBB+/P	184,100	1,315,000	114,011	5/11/63	200 bp — Monthly	70,601
	CMBX NA A.6 Index	BBB+/P	549,146	3,684,000	319,403	5/11/63	200 bp — Monthly	231,176
	CMBX NA A.6 Index	BBB+/P	6,897,209	53,046,000	4,599,088	5/11/63	200 bp — Monthly	2,318,750
	CMBX NA BBB-.11 Index	BBB-/P	156,691	2,854,000	186,652	11/18/54	300 bp — Monthly	(28,296)
	CMBX NA BBB-.12 Index	BBB-/P	13,998	260,000	18,876	8/17/61	300 bp — Monthly	(4,727)
	CMBX NA BBB-.13 Index	BBB-/P	887	15,000	1,070	12/16/72	300 bp — Monthly	(174)
	CMBX NA BBB-.13 Index	BBB-/P	221,811	3,210,000	228,873	12/16/72	300 bp — Monthly	(5,190)
	CMBX NA BBB-.13 Index	BBB-/P	729,327	7,949,000	566,764	12/16/72	300 bp — Monthly	167,200
	CMBX NA BBB-.14 Index	BBB-/P	70,397	1,138,000	76,815	12/16/72	300 bp — Monthly	(5,944)
	CMBX NA BBB-.6 Index	B+/P	9,631,353	30,072,531	7,482,046	5/11/63	300 bp — Monthly	2,166,850
	CMBX NA BBB-.7 Index	BB-/P	115,034	490,000	94,962	1/17/47	300 bp — Monthly	20,358
	Merrill Lynch International
	CMBX NA BBB-.6 Index	B+/P	366,291	1,314,663	327,088	5/11/63	300 bp — Monthly	39,969
	CMBX NA BBB-.6 Index	B+/P	8,832,235	32,720,822	8,140,941	5/11/63	300 bp — Monthly	710,381
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(48,966)	8,164,000	31,840	12/16/72	200 bp — Monthly	(13,951)
	CMBX NA A.13 Index	A-/P	(15,516)	1,857,000	7,242	12/16/72	200 bp — Monthly	(7,552)
	CMBX NA A.14 Index	A-/P	(61,471)	4,364,000	37,094	12/16/72	200 bp — Monthly	(22,680)
	CMBX NA A.14 Index	A-/P	(43,165)	2,910,000	24,735	12/16/72	200 bp — Monthly	(17,298)
	CMBX NA A.14 Index	A-/P	(45,326)	2,909,000	24,727	12/16/72	200 bp — Monthly	(19,468)
	CMBX NA A.14 Index	A-/P	(45,326)	2,909,000	24,727	12/16/72	200 bp — Monthly	(19,468)
	CMBX NA A.14 Index	A-/P	(20,175)	1,603,000	13,626	12/16/72	200 bp — Monthly	(5,926)
	CMBX NA A.14 Index	A-/P	(10,227)	919,000	7,812	12/16/72	200 bp — Monthly	(2,058)
	CMBX NA A.14 Index	A-/P	(4,682)	796,000	6,766	12/16/72	200 bp — Monthly	2,084
	CMBX NA A.14 Index	A-/P	(13)	1,000	9	12/16/72	200 bp — Monthly	(4)
	CMBX NA A.6 Index	BBB+/P	31,600	316,000	27,397	5/11/63	200 bp — Monthly	4,326
	CMBX NA A.6 Index	BBB+/P	99,200	992,000	86,006	5/11/63	200 bp — Monthly	13,579
	CMBX NA A.6 Index	BBB+/P	111,521	1,293,000	112,103	5/11/63	200 bp — Monthly	(79)
	CMBX NA A.6 Index	BBB+/P	282,240	2,016,000	174,787	5/11/63	200 bp — Monthly	108,237
	CMBX NA A.6 Index	BBB+/P	302,904	3,413,000	295,907	5/11/63	200 bp — Monthly	8,324
	CMBX NA A.6 Index	BBB+/P	277,133	4,068,000	352,696	5/11/63	200 bp — Monthly	(73,981)
	CMBX NA A.6 Index	BBB+/P	760,120	4,904,000	425,177	5/11/63	200 bp — Monthly	336,850
	CMBX NA BB.11 Index	BB-/P	21,160	250,000	23,525	11/18/54	500 bp — Monthly	(2,122)
	CMBX NA BB.13 Index	BB-/P	60,778	658,000	72,643	12/16/72	500 bp — Monthly	(11,225)
	CMBX NA BB.13 Index	BB-/P	138,137	1,516,000	167,366	12/16/72	500 bp — Monthly	(27,755)
	CMBX NA BB.13 Index	BB-/P	143,825	1,524,000	168,250	12/16/72	500 bp — Monthly	(22,943)
	CMBX NA BBB-.12 Index	BBB-/P	62,821	1,066,000	77,392	8/17/61	300 bp — Monthly	(13,949)
	CMBX NA BBB-.12 Index	BBB-/P	146,324	3,408,000	247,421	8/17/61	300 bp — Monthly	(99,109)
	CMBX NA BBB-.13 Index	BBB-/P	46,856	715,000	50,980	12/16/72	300 bp — Monthly	(3,706)
	CMBX NA BBB-.13 Index	BBB-/P	59,870	812,000	57,896	12/16/72	300 bp — Monthly	2,448
	CMBX NA BBB-.13 Index	BBB-/P	56,779	1,050,000	74,865	12/16/72	300 bp — Monthly	(17,473)
	CMBX NA BBB-.13 Index	BBB-/P	115,928	1,559,000	111,157	12/16/72	300 bp — Monthly	5,681
	CMBX NA BBB-.13 Index	BBB-/P	138,734	2,038,000	145,309	12/16/72	300 bp — Monthly	(5,387)
	CMBX NA BBB-.14 Index	BBB-/P	10,982	290,500	19,609	12/16/72	300 bp — Monthly	(8,458)
	CMBX NA BBB-.14 Index	BBB-/P	21,290	563,000	38,003	12/16/72	300 bp — Monthly	(16,385)
	CMBX NA BBB-.14 Index	BBB-/P	80,524	1,324,000	89,370	12/16/72	300 bp — Monthly	(8,074)
	CMBX NA BBB-.14 Index	BBB-/P	99,568	2,040,000	137,700	12/16/72	300 bp — Monthly	(36,942)
	CMBX NA BBB-.14 Index	BBB-/P	99,568	2,040,000	137,700	12/16/72	300 bp — Monthly	(36,942)
	CMBX NA BBB-.14 Index	BBB-/P	100,931	2,040,000	137,700	12/16/72	300 bp — Monthly	(35,579)
	CMBX NA BBB-.14 Index	BBB-/P	128,009	3,584,000	241,920	12/16/72	300 bp — Monthly	(111,821)
	CMBX NA BBB-.14 Index	BBB-/P	205,862	3,670,000	247,725	12/16/72	300 bp — Monthly	(39,722)
	CMBX NA BBB-.14 Index	BBB-/P	199,234	4,082,000	275,535	12/16/72	300 bp — Monthly	(73,919)
	CMBX NA BBB-.15 Index	BBB-/P	49,015	869,000	54,573	11/18/64	300 bp — Monthly	(5,196)
	CMBX NA BBB-.6 Index	B+/P	151,989	1,551,242	385,949	5/11/63	300 bp — Monthly	(233,055)
	CMBX NA BBB-.6 Index	B+/P	243,457	3,311,612	823,929	5/11/63	300 bp — Monthly	(578,540)
	CMBX NA BBB-.6 Index	B+/P	321,597	3,843,167	956,180	5/11/63	300 bp — Monthly	(632,341)
	CMBX NA BBB-.6 Index	B+/P	432,471	5,385,425	1,339,894	5/11/63	300 bp — Monthly	(904,281)
	CMBX NA BBB-.6 Index	B+/P	1,236,736	16,479,699	4,100,149	5/11/63	300 bp — Monthly	(2,853,800)

Upfront premium received			64,820,798		Unrealized appreciation			9,937,947

Upfront premium (paid)			(352,611)		Unrealized (depreciation)			(41,852,268)

	Total		$64,468,187				Total	$(31,914,321)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$157,000	$8,619	1/17/47	(200 bp) — Monthly	$7,394
	CMBX NA BB.10 Index	(934,830)	3,666,000	1,070,472	11/17/59	(500 bp) — Monthly	132,078
	CMBX NA BB.10 Index	(273,409)	1,134,000	331,128	11/17/59	(500 bp) — Monthly	56,617
	CMBX NA BB.10 Index	(46,755)	448,000	130,816	11/17/59	(500 bp) — Monthly	83,626
	CMBX NA BB.10 Index	(40,460)	369,000	107,748	11/17/59	(500 bp) — Monthly	66,929
	CMBX NA BB.11 Index	(75,168)	1,041,000	97,958	11/18/54	(500 bp) — Monthly	21,778
	CMBX NA BB.11 Index	(24,535)	481,000	45,262	11/18/54	(500 bp) — Monthly	20,260
	CMBX NA BB.11 Index	(24,952)	481,000	45,262	11/18/54	(500 bp) — Monthly	19,843
	CMBX NA BB.8 Index	(163,027)	1,268,769	485,304	10/17/57	(500 bp) — Monthly	321,045
	CMBX NA BB.8 Index	(408,330)	1,142,182	436,885	10/17/57	(500 bp) — Monthly	27,444
	CMBX NA BB.8 Index	(316,298)	887,075	339,306	10/17/57	(500 bp) — Monthly	22,146
	CMBX NA BB.8 Index	(63,214)	347,873	133,061	10/17/57	(500 bp) — Monthly	69,510
	CMBX NA BBB-.10 Index	(955,214)	4,115,000	426,314	11/17/59	(300 bp) — Monthly	(531,301)
	CMBX NA BBB-.10 Index	(605,828)	3,841,000	397,928	11/17/59	(300 bp) — Monthly	(210,141)
	CMBX NA BBB-.10 Index	(672,541)	2,819,000	292,048	11/17/59	(300 bp) — Monthly	(382,137)
	CMBX NA BBB-.10 Index	(474,999)	2,176,000	225,434	11/17/59	(300 bp) — Monthly	(250,835)
	CMBX NA BBB-.10 Index	(442,014)	2,031,000	210,412	11/17/59	(300 bp) — Monthly	(232,787)
	CMBX NA BBB-.10 Index	(149,530)	1,173,000	121,523	11/17/59	(300 bp) — Monthly	(28,692)
	CMBX NA BBB-.10 Index	(122,025)	961,000	99,560	11/17/59	(300 bp) — Monthly	(23,026)
	CMBX NA BBB-.10 Index	(114,856)	901,000	93,344	11/17/59	(300 bp) — Monthly	(22,038)
	CMBX NA BBB-.10 Index	(77,019)	313,000	32,427	11/17/59	(300 bp) — Monthly	(44,775)
	CMBX NA BBB-.12 Index	(294,881)	4,321,000	313,705	8/17/61	(300 bp) — Monthly	16,303
	CMBX NA BBB-.12 Index	(216,967)	1,281,000	93,001	8/17/61	(300 bp) — Monthly	(124,714)
	CMBX NA BBB-.12 Index	(59,795)	265,000	19,239	8/17/61	(300 bp) — Monthly	(40,710)
	CMBX NA BBB-.13 Index	(302,127)	3,987,000	284,273	12/16/72	(300 bp) — Monthly	(20,179)
	CMBX NA BBB-.13 Index	(197,220)	3,602,000	256,823	12/16/72	(300 bp) — Monthly	57,501
	CMBX NA BBB-.13 Index	(109,020)	2,162,000	154,151	12/16/72	(300 bp) — Monthly	43,869
	CMBX NA BBB-.13 Index	(110,039)	2,161,000	154,079	12/16/72	(300 bp) — Monthly	42,780
	CMBX NA BBB-.13 Index	(112,582)	1,925,000	137,253	12/16/72	(300 bp) — Monthly	23,548
	CMBX NA BBB-.7 Index	(105,219)	481,000	93,218	1/17/47	(300 bp) — Monthly	(12,282)
	CMBX NA BBB-.8 Index	(404,219)	2,587,000	361,663	10/17/57	(300 bp) — Monthly	(44,065)
	CMBX NA BBB-.8 Index	(304,724)	2,289,000	320,002	10/17/57	(300 bp) — Monthly	13,944
	CMBX NA BBB-.8 Index	(192,503)	1,345,000	188,031	10/17/57	(300 bp) — Monthly	(5,257)
	CMBX NA BBB-.8 Index	(200,585)	1,269,000	177,406	10/17/57	(300 bp) — Monthly	(23,919)
	CMBX NA BBB-.8 Index	(201,378)	1,269,000	177,406	10/17/57	(300 bp) — Monthly	(24,712)
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	271,268	11/17/59	(500 bp) — Monthly	146,414
	CMBX NA BB.10 Index	(110,117)	926,000	270,392	11/17/59	(500 bp) — Monthly	159,374
	CMBX NA BB.10 Index	(60,658)	488,000	142,496	11/17/59	(500 bp) — Monthly	81,364
	CMBX NA BB.7 Index	(173,028)	938,000	310,759	1/17/47	(500 bp) — Monthly	136,819
	CMBX NA BB.7 Index	(140,307)	853,000	282,599	1/17/47	(500 bp) — Monthly	141,462
	CMBX NA BB.7 Index	(11,314)	615,360	265,897	5/11/63	(500 bp) — Monthly	253,984
	CMBX NA BB.8 Index	(115,646)	637,767	243,946	10/17/57	(500 bp) — Monthly	127,680
	Goldman Sachs International
	CMBX NA A.6 Index	(53,034)	551,000	47,772	5/11/63	(200 bp) — Monthly	(5,476)
	CMBX NA BB.10 Index	(281,681)	1,245,000	363,540	11/17/59	(500 bp) — Monthly	80,648
	CMBX NA BB.10 Index	(61,756)	205,000	59,860	11/17/59	(500 bp) — Monthly	(2,096)
	CMBX NA BB.6 Index	(120,100)	266,880	115,319	5/11/63	(500 bp) — Monthly	(5,041)
	CMBX NA BB.7 Index	(404,678)	1,993,000	660,281	1/17/47	(500 bp) — Monthly	253,665
	CMBX NA BB.7 Index	(81,414)	538,000	178,239	1/17/47	(500 bp) — Monthly	96,302
	CMBX NA BB.7 Index	(9,994)	61,000	20,209	1/17/47	(500 bp) — Monthly	10,156
	CMBX NA BB.8 Index	(737,498)	2,033,123	777,670	10/17/57	(500 bp) — Monthly	38,197
	CMBX NA BB.8 Index	(738,767)	2,033,123	777,670	10/17/57	(500 bp) — Monthly	36,928
	CMBX NA BB.8 Index	(85,652)	730,533	279,429	10/17/57	(500 bp) — Monthly	193,067
	CMBX NA BB.8 Index	(224,250)	602,013	230,270	10/17/57	(500 bp) — Monthly	5,435
	CMBX NA BB.8 Index	(215,518)	565,293	216,225	10/17/57	(500 bp) — Monthly	157
	CMBX NA BB.9 Index	(30,702)	258,000	64,345	9/17/58	(500 bp) — Monthly	33,393
	CMBX NA BB.9 Index	(15,654)	150,000	37,410	9/17/58	(500 bp) — Monthly	21,611
	CMBX NA BBB-.10 Index	(230,785)	1,480,000	153,328	11/17/59	(300 bp) — Monthly	(78,320)
	CMBX NA BBB-.10 Index	(209,317)	957,000	99,145	11/17/59	(300 bp) — Monthly	(110,730)
	CMBX NA BBB-.12 Index	(186,571)	957,000	69,478	8/17/61	(300 bp) — Monthly	(117,651)
	CMBX NA BBB-.12 Index	(164,807)	488,000	35,429	8/17/61	(300 bp) — Monthly	(129,663)
	CMBX NA BBB-.13 Index	(132,005)	1,742,000	124,205	12/16/72	(300 bp) — Monthly	(8,817)
	CMBX NA BBB-.8 Index	(284,934)	1,817,000	254,017	10/17/57	(300 bp) — Monthly	(31,977)
	CMBX NA BBB-.8 Index	(144,771)	1,119,000	156,436	10/17/57	(300 bp) — Monthly	11,013
	CMBX NA BBB-.8 Index	(159,871)	1,036,000	144,833	10/17/57	(300 bp) — Monthly	(15,642)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	2,910,000	159,759	1/17/47	(200 bp) — Monthly	97,280
	CMBX NA BB.11 Index	(490,603)	914,880	395,320	5/11/63	(500 bp) — Monthly	(96,175)
	CMBX NA BB.11 Index	(235,607)	432,000	40,651	11/18/54	(500 bp) — Monthly	(195,376)
	CMBX NA BB.8 Index	(911,950)	1,778,016	680,091	10/17/57	(500 bp) — Monthly	(233,586)
	CMBX NA BBB-.10 Index	(789,914)	2,804,000	290,494	11/17/59	(300 bp) — Monthly	(501,055)
	CMBX NA BBB-.10 Index	(443,013)	1,487,000	154,053	11/17/59	(300 bp) — Monthly	(289,827)
	CMBX NA BBB-.10 Index	(172,837)	1,048,000	108,573	11/17/59	(300 bp) — Monthly	(64,876)
	CMBX NA BBB-.11 Index	(625,146)	1,989,000	130,081	11/18/54	(300 bp) — Monthly	(496,226)
	CMBX NA BBB-.11 Index	(351,399)	1,090,000	71,286	11/18/54	(300 bp) — Monthly	(280,749)
	CMBX NA BBB-.11 Index	(20,715)	66,000	4,316	11/18/54	(300 bp) — Monthly	(16,437)
	CMBX NA BBB-.12 Index	(40,011)	1,024,000	74,342	8/17/61	(300 bp) — Monthly	33,734
	CMBX NA BBB-.12 Index	(66,265)	325,000	23,595	8/17/61	(300 bp) — Monthly	(42,859)
	CMBX NA BBB-.6 Index	(3,410,351)	13,362,242	3,324,526	5/11/63	(300 bp) — Monthly	(93,620)
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	261,340	11/17/59	(500 bp) — Monthly	209,545
	CMBX NA BBB-.10 Index	(419,041)	1,934,000	200,362	11/17/59	(300 bp) — Monthly	(219,807)
	CMBX NA BBB-.7 Index	(69,410)	847,000	164,149	1/17/47	(300 bp) — Monthly	94,245
	CMBX NA BBB-.9 Index	(29,455)	159,000	17,172	9/17/58	(300 bp) — Monthly	(12,375)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(148,658)	1,459,000	282,754	1/17/47	(300 bp) — Monthly	133,246
	CMBX NA A.6 Index	(363,978)	4,346,000	376,798	5/11/63	(200 bp) — Monthly	11,131
	CMBX NA A.6 Index	(333,353)	3,419,000	296,427	5/11/63	(200 bp) — Monthly	(38,255)
	CMBX NA A.6 Index	(326,768)	3,384,000	293,393	5/11/63	(200 bp) — Monthly	(34,691)
	CMBX NA BB.10 Index	(691,872)	2,946,000	860,232	11/17/59	(500 bp) — Monthly	165,496
	CMBX NA BB.10 Index	(46,985)	448,000	130,816	11/17/59	(500 bp) — Monthly	83,396
	CMBX NA BB.6 Index	(113,683)	254,400	109,926	5/11/63	(500 bp) — Monthly	(4,005)
	CMBX NA BB.8 Index	(520,083)	1,016,561	388,835	10/17/57	(500 bp) — Monthly	(132,235)
	CMBX NA BB.8 Index	(362,010)	996,269	381,073	10/17/57	(500 bp) — Monthly	18,095
	CMBX NA BB.9 Index	(8,575)	173,000	43,146	9/17/58	(500 bp) — Monthly	34,403
	CMBX NA BB.9 Index	(13,649)	148,000	36,911	9/17/58	(500 bp) — Monthly	23,119
	CMBX NA BB.9 Index	(6,858)	127,000	31,674	9/17/58	(500 bp) — Monthly	24,692
	CMBX NA BB.9 Index	(938)	24,000	5,986	9/17/58	(500 bp) — Monthly	5,024
	CMBX NA BBB-.10 Index	(768,695)	4,414,000	457,290	11/17/59	(300 bp) — Monthly	(313,979)
	CMBX NA BBB-.10 Index	(272,621)	3,148,000	326,133	11/17/59	(300 bp) — Monthly	51,676
	CMBX NA BBB-.10 Index	(299,543)	2,500,000	259,000	11/17/59	(300 bp) — Monthly	(42,001)
	CMBX NA BBB-.10 Index	(586,807)	2,407,000	249,365	11/17/59	(300 bp) — Monthly	(338,846)
	CMBX NA BBB-.10 Index	(278,002)	2,192,000	227,091	11/17/59	(300 bp) — Monthly	(52,190)
	CMBX NA BBB-.10 Index	(481,301)	2,035,000	210,826	11/17/59	(300 bp) — Monthly	(271,663)
	CMBX NA BBB-.10 Index	(200,512)	1,581,000	163,792	11/17/59	(300 bp) — Monthly	(37,642)
	CMBX NA BBB-.10 Index	(256,070)	1,519,000	157,368	11/17/59	(300 bp) — Monthly	(99,588)
	CMBX NA BBB-.10 Index	(234,007)	1,072,000	111,059	11/17/59	(300 bp) — Monthly	(123,573)
	CMBX NA BBB-.10 Index	(231,661)	1,009,000	104,532	11/17/59	(300 bp) — Monthly	(127,717)
	CMBX NA BBB-.10 Index	(107,406)	750,000	77,700	11/17/59	(300 bp) — Monthly	(30,144)
	CMBX NA BBB-.10 Index	(75,985)	592,000	61,331	11/17/59	(300 bp) — Monthly	(14,999)
	CMBX NA BBB-.10 Index	(79,574)	367,000	38,021	11/17/59	(300 bp) — Monthly	(41,767)
	CMBX NA BBB-.10 Index	(42,815)	347,000	35,949	11/17/59	(300 bp) — Monthly	(7,068)
	CMBX NA BBB-.10 Index	(70,063)	324,000	33,566	11/17/59	(300 bp) — Monthly	(36,686)
	CMBX NA BBB-.11 Index	(144,190)	462,000	30,215	11/18/54	(300 bp) — Monthly	(114,245)
	CMBX NA BBB-.11 Index	(20,889)	66,000	4,316	11/18/54	(300 bp) — Monthly	(16,611)
	CMBX NA BBB-.12 Index	(168,400)	807,000	58,588	8/17/61	(300 bp) — Monthly	(110,282)
	CMBX NA BBB-.12 Index	(13,456)	243,000	17,642	8/17/61	(300 bp) — Monthly	4,044
	CMBX NA BBB-.12 Index	(4,411)	107,000	7,768	8/17/61	(300 bp) — Monthly	3,294
	CMBX NA BBB-.7 Index	(8,254)	130,000	25,194	1/17/47	(300 bp) — Monthly	16,864
	CMBX NA BBB-.8 Index	(403,586)	2,634,000	368,233	10/17/57	(300 bp) — Monthly	(36,889)
	CMBX NA BBB-.8 Index	(290,290)	2,288,000	319,862	10/17/57	(300 bp) — Monthly	28,238
	CMBX NA BBB-.8 Index	(291,005)	2,288,000	319,862	10/17/57	(300 bp) — Monthly	27,523
	CMBX NA BBB-.8 Index	(325,180)	2,272,000	317,626	10/17/57	(300 bp) — Monthly	(8,880)
	CMBX NA BBB-.8 Index	(295,701)	1,897,000	265,201	10/17/57	(300 bp) — Monthly	(31,607)
	CMBX NA BBB-.8 Index	(166,563)	1,066,000	149,027	10/17/57	(300 bp) — Monthly	(18,158)
	CMBX NA BBB-.8 Index	(163,617)	1,056,000	147,629	10/17/57	(300 bp) — Monthly	(16,604)
	CMBX NA BBB-.8 Index	(150,756)	973,000	136,025	10/17/57	(300 bp) — Monthly	(15,290)

Upfront premium received		—			Unrealized appreciation		3,939,329

Upfront premium (paid)		(31,662,966)			Unrealized (depreciation)		(7,185,566)

	Total	$(31,662,966)				Total	$(3,246,237)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.Os. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through January 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,086,429,434.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$207,721,917	$237,122,623	$336,370,452	$63,124	$108,474,088

	Total Short-term investments	$207,721,917	$237,122,623	$336,370,452	$63,124	$108,474,088
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $13,994,399.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $138,459,314.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $6,760,304.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $18,659,655.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,067,339,280 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $137,808,792 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $138,459,314 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$147,083,773	$8,456,000
Collateralized loan obligations	—	116,902,899	—
Corporate bonds and notes	—	883,564,259	—
Foreign government and agency bonds and notes	—	5,927,048	—
Mortgage-backed securities	—	1,212,641,685	—
Municipal bonds and notes	—	3,356,607	—
Purchased swap options outstanding	—	49,192,712	—
Senior loans	—	2,907,566	—
U.S. government and agency mortgage obligations	—	2,216,964,184	—
U.S. treasury obligations	—	135,968	—
Short-term investments	3,970,000	722,490,697	—

Totals by level	$3,970,000	$5,361,167,398	$8,456,000
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$10,328	$—
Futures contracts	(4,514,051)	—	—
Written swap options outstanding	—	(104,005,746)	—
Forward premium swap option contracts	—	(10,480,481)	—
TBA sale commitments	—	(860,618,673)	—
Interest rate swap contracts	—	5,144,211	—
Total return swap contracts	—	(8,774,416)	—
Credit default contracts	—	(67,965,779)	—

Totals by level	$(4,514,051)	$(1,046,690,556)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$5,624,300,000
Written swap option contracts (contract amount)	$3,903,600,000
Futures contracts (number of contracts)	11,000
Forward currency contracts (contract amount)	$980,000
Centrally cleared interest rate swap contracts (notional)	$4,667,200,000
OTC total return swap contracts (notional)	$15,900,000
Centrally cleared total return swap contracts (notional)	$297,900,000
OTC credit default contracts (notional)	$770,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com